UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2016.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Leonard W. Kedrowski	Eric J. Thole
Chairperson of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

2	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	3

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of August 31, 2016[1] (% of net assets)
U.S. Treasury Repurchase Agreements	44.8%
U.S. Government Agency Debt	42.1
U.S. Government Agency Repurchase Agreements	11.7
U.S. Treasury Debt	1.6
Other Assets and Liabilities, Net[2]	(0.2)
100.0%

Prime Obligations Fund

Portfolio Allocation as of August 31, 2016[1] (% of net assets)
Certificates of Deposit	20.2%
Non-Negotiable Time Deposits	15.5
Variable Rate Demand Notes	15.3
U.S. Treasury Repurchase Agreements	11.9
Other Repurchase Agreements	9.2
Non-Financial Company Commercial Paper	7.9
U.S. Government Agency Repurchase Agreements	7.9
Asset Backed Commercial Paper	6.1
Financial Company Commercial Paper	5.8
Other Note	0.4
Other Assets and Liabilities, Net[2]	(0.2)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2016[1] (% of net assets)
Certificates of Deposit	28.5%
Variable Rate Demand Notes	21.0
Financial Company Commercial Paper	13.0
Asset Backed Commercial Paper	11.7
U.S. Treasury Repurchase Agreements	9.6
Non-Negotiable Time Deposits	7.7
Other Repurchase Agreements	4.7
Non-Financial Company Commercial Paper	2.8
Other Instruments	1.2
Other Assets and Liabilities, Net[2]	(0.2)
100.0%

Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2016[1,3] (% of net assets)
Municipal Debt	77.6%
Non-Financial Company Commercial Paper	12.3
Other Municipal Securities	2.0
Other Assets and Liabilities, Net[2]	8.1
100.0%

4	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2016[1] (% of net assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	39.3
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2016[1] (% of net assets)
U.S. Treasury Debt	99.9%
Other Assets and Liabilities, Net[2]	0.1
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	5

Expense Examples

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2016 to August 31, 2016.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Government Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2016
	Value (3/1/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[2]	$1,000.00	$1,000.03	$1.96
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.18	$1.98
Class D Actual[2]	$1,000.00	$1,000.03	$2.01
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03
Class X Actual[2,3]	$1,000.00	$1,001.10	$0.57
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[2]	$1,000.00	$1,000.03	$2.01
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03
Class Z Actual[2]	$1,000.00	$1,001.12	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.92
Institutional Investor Class Actual[2]	$1,000.00	$1,000.51	$1.51
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.39%, 0.40%, 0.40%, 0.18%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). For Class X the expenses are equal to the class’s annualized expense ratio for the period April 5, 2016 through August 31, 2016 of 0.14%.

[2]	Based on the actual returns for the six-month period ended August 31, 2016 of 0.00%, 0.00%, 0.00%, 0.11%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively. For Class X the actual is based on the return of 0.11% for the period April 5, 2016 through August 31, 2016.

[3]	Class X inception was April 5, 2016. Actual expenses are equal to the fund’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 149/366.

Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (3/1/2016
	Value (3/1/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[5]	$1,000.00	$1,000.08	$2.36
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39
Class D Actual[5]	$1,000.00	$1,000.08	$2.36
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39
Class I Actual[5]	$1,000.00	$1,000.39	$2.01
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03
Class X Actual[5,6]	$1,000.00	$1,001.36	$0.57
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[5]	$1,000.00	$1,000.20	$2.21
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$2.24
Class Z Actual[5]	$1,000.00	$1,001.39	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02
Institutional Investor Class Actual[5]	$1,000.00	$1,000.88	$1.51
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53
[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.47%, 0.47%, 0.40%, 0.44%, 0.20%, and 0.30% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). For Class X the expenses are equal to the class’s annualized expense ratio for the period April 5, 2016 through August 31, 2016 of 0.14%.

[5]	Based on the actual returns for the six-month period ended August 31, 2016 of 0.01%, 0.01%, 0.04%, 0.02%, 0.14%, and 0.09% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively. For Class X the actual is based on the return of 0.14% for the period April 5, 2016 through August 31, 2016.

[6]	Class X inception was April 5, 2016. Actual expenses are equal to the fund’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 149/366.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	7

Expense Examples

Retail Prime Obligations Fund[1]
			Expenses Paid During
	Beginning Account	Ending Account	Period (7/18/2016
	Value (7/18/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[2]	$1,000.00	$1,000.02	$0.74
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,024.38	$0.76
Class T Actual[2]	$1,000.00	$1,000.28	$0.48
Class T Hypothetical (5% return before expenses)[3]	$1,000.00	$1,024.63	$0.51
Class V Actual[2]	$1,000.00	$1,000.40	$0.37
Class V Hypothetical (5% return before expenses)[3]	$1,000.00	$1,024.78	$0.36
Class Y Actual[2]	$1,000.00	$1,000.20	$0.55
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,024.58	$0.56
Class Z Actual[2]	$1,000.00	$1,000.51	$0.25
Class Z Hypothetical (5% return before expenses)[3]	$1,000.00	$1,024.89	$0.25
[1]	Inception date of the fund was July 18, 2016.

[2]	Actual Expenses are equal to the fund’s annualized expense ratio for the period July 18, 2016 through August 31, 2016 of 0.60%, 0.39%, 0.30%, 0.45%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 45/366 (to reflect from inception through August 31, 2016). Because the inception date of the fund was July 18, 2016, the information is based on the actual returns for the 45-day period ended August 31, 2016 of 0.00%, 0.03%, 0.04%, 0.02%, and 0.05% for Class A, Class T, Class V, Class Y, and Class Z respectively.

[3]	Hypothetical Expenses are equal to the fund’s annualized expense ratio for the period July 18, 2016 through August 31, 2016 of 0.60%, 0.39%, 0.30%, 0.45%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/366.

Tax Free Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (3/1/2016
	Value (3/1/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[5]	$1,000.00	$1,000.00	$1.86
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88
Class Y Actual[5]	$1,000.00	$1,000.04	$1.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78
Class Z Actual[5]	$1,000.00	$1,000.93	$0.96
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.97
Institutional Investor Class Actual[5]	$1,000.00	$1,000.49	$1.36
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.37
[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.37%, 0.35%, 0.19%, and 0.27% for Class A, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended August 31, 2016 of 0.00%, 0.00%, 0.09%, and 0.05% for Class A, Class Y, Class Z, and Institutional Investor Class, respectively.

8	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Treasury Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2016
	Value (3/1/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[2]	$1,000.00	$1,000.00	$1.91
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	$1.93
Class D Actual[2]	$1,000.00	$1,000.00	$1.91
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	$1.93
Class X Actual[2,3]	$1,000.00	$1,000.96	$0.57
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71
Class Y Actual[2]	$1,000.00	$1,000.00	$1.91
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	$1.93
Class Z Actual[2]	$1,000.00	$1,000.99	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.92
Institutional Investor Class Actual[2]	$1,000.00	$1,000.40	$1.51
Institutional Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,023.63	$1.53
Reserve Class Actual[2]	$1,000.00	$1,000.00	$1.91
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	$1.93
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.38%, 0.38%, 0.38%, 0.18%, 0.30%, and 0.38% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). For Class X the expenses are equal to the class’s annualized expense ratio for the period April 5, 2016 through August 31, 2016 of 0.14%.

[2]	Based on the actual returns for the six-month period ended August 31, 2016 of 0.00%, 0.00%, 0.00%, 0.10%, 0.04%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively. For Class X the actual is based on the return of 0.10% for the period April 5, 2016 through August 31, 2016.

[3]	Class X inception was April 5, 2016. Actual expenses are equal to the fund’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 149/366.

U.S. Treasury Money Market Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (3/1/2016
	Value (3/1/2016)	Value (8/31/2016)	to 8/31/2016)
Class A Actual[5]	$1,000.00	$1,000.00	$1.56
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.58
Class D Actual[5]	$1,000.00	$1,000.00	$1.56
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.58
Class Y Actual[5]	$1,000.00	$1,000.00	$1.56
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.58	$1.58
Class Z Actual[5]	$1,000.00	$1,000.55	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02
Institutional Investor Class Actual[5]	$1,000.00	$1,000.07	$1.51
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53
[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.31%, 0.31%, 0.31%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended August 31, 2016 of 0.00%, 0.00%, 0.00%, 0.06%, and 0.01% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of First American Funds, Inc. (comprised of the Government Obligations Fund, Prime Obligations Fund, Retail Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the Funds), as of August 31, 2016, and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to below present fairly, in all material respects, the financial position of the Funds at August 31, 2016, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 10, 2016

10	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency
Debt – 42.1%
Federal Farm Credit Bank
0.483%, 09/06/2016 r	$200,000	$200,000
0.501%, 09/07/2016 €	36,995	36,992
0.500%, 09/16/2016 €	5,000	4,999
0.607%, 11/21/2016 r	30,000	30,009
0.474%, 12/01/2016 r	50,000	50,001
0.511%, 12/27/2016 €	75,000	74,876
0.538%, 02/15/2017 r	25,000	24,999
0.587%, 02/16/2017 r	25,000	25,000
0.502%, 02/21/2017 r	150,000	150,000
0.573%, 03/08/2017 r	25,000	24,999
0.527%, 03/16/2017 r	119,000	118,974
0.502%, 03/21/2017 r	25,000	24,999
0.562%, 03/24/2017 r	25,000	24,995
0.569%, 03/29/2017 r	25,000	25,000
0.460%, 03/30/2017 r	50,000	50,000
0.484%, 04/04/2017 r	45,625	45,622
0.557%, 04/17/2017 r	75,000	75,018
0.567%, 05/24/2017 r	28,000	27,998
0.562%, 06/22/2017 r	50,000	49,996
0.554%, 06/29/2017 r	20,000	20,000
0.484%, 08/01/2017 r	20,000	19,977
0.619%, 08/01/2017 r	25,000	25,000
0.617%, 08/24/2017 r	110,000	109,987
0.549%, 08/28/2017 r	25,000	24,978
0.633%, 09/14/2017 r	75,000	74,992
0.524%, 09/25/2017 r	22,000	21,972
0.594%, 09/28/2017 r	50,000	49,995
0.628%, 10/06/2017 r	80,000	79,996
0.604%, 10/25/2017 r	125,000	124,985
0.628%, 11/13/2017 r	158,000	157,994
0.542%, 11/22/2017 r	85,000	84,959
0.577%, 01/16/2018 r	50,000	49,986
0.614%, 01/29/2018 r	50,000	49,996
Federal Home Loan Bank
0.500%, 09/01/2016	50,000	50,000
0.500%, 09/01/2016	30,000	30,000
0.510%, 09/09/2016	25,000	25,000
0.520%, 09/09/2016 €	24,600	24,597
2.000%, 09/09/2016	40,000	40,014
0.500%, 09/14/2016 €	50,000	49,991
0.500%, 09/20/2016 €	20,000	19,995
0.505%, 09/23/2016 €	150,000	149,954
0.500%, 09/27/2016 €	25,000	24,991
0.539%, 10/17/2016 r	235,000	234,998
5.125%, 10/19/2016	35,900	36,111
0.614%, 10/27/2016 r	200,000	199,995
0.375%, 11/02/2016	25,000	24,989
0.511%, 11/16/2016 €	50,000	49,946
0.541%, 11/18/2016 €	50,000	49,941
0.500%, 11/23/2016	50,000	49,996
0.577%, 11/25/2016 €	50,000	49,932
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.602%, 12/12/2016 €	$150,000	$149,745
4.750%, 12/16/2016	62,000	62,735
0.459%, 01/09/2017 r	50,000	49,999
0.457%, 01/17/2017 r	100,000	99,971
0.606%, 01/23/2017 r	50,000	50,000
0.470%, 01/25/2017	50,000	49,991
0.490%, 01/27/2017	75,000	74,994
0.514%, 01/27/2017 r	50,000	50,000
0.622%, 01/30/2017 r	50,000	49,997
0.624%, 02/03/2017 r	50,000	49,990
0.653%, 02/07/2017 r	50,000	49,988
0.728%, 02/08/2017 r	50,000	50,000
0.643%, 02/10/2017 €	35,000	34,899
0.758%, 02/10/2017 r	25,000	25,000
0.478%, 02/14/2017 r	175,000	175,000
0.682%, 02/14/2017 r	250,000	249,975
0.542%, 02/17/2017 €	75,000	74,810
0.597%, 02/17/2017 r	30,000	30,000
0.669%, 02/17/2017 r	50,000	49,990
0.744%, 02/17/2017 r	35,000	35,000
0.602%, 02/22/2017 r	75,000	75,000
0.502%, 02/24/2017 r	50,000	49,991
0.534%, 02/27/2017 r	40,000	39,999
0.680%, 02/27/2017	35,000	34,994
0.509%, 02/28/2017 r	100,000	99,999
0.486%, 03/02/2017 r	50,000	50,000
0.561%, 03/08/2017 r	100,000	99,999
0.532%, 03/10/2017 r	150,000	150,000
0.528%, 03/14/2017 r	50,000	50,000
0.507%, 03/17/2017 r	50,000	49,999
0.560%, 03/27/2017 r	50,000	50,000
0.552%, 04/03/2017 €	25,000	24,918
0.830%, 04/12/2017	35,000	35,000
0.569%, 04/13/2017 r	50,000	50,000
0.574%, 04/19/2017 r	50,000	50,000
0.527%, 04/21/2017 r	225,000	224,966
0.761%, 05/19/2017 r	25,000	25,000
0.580%, 05/30/2017	50,000	49,990
0.625%, 05/30/2017	50,000	50,007
0.750%, 07/20/2017	50,000	50,000
0.690%, 07/26/2017	50,000	50,000
0.694%, 07/27/2017 r	25,000	24,998
0.534%, 08/03/2017 r	100,000	100,000
0.497%, 08/18/2017 r	80,000	79,963
0.805%, 08/25/2017 r	50,000	50,001
0.653%, 09/01/2017 r	25,000	25,000
0.537%, 09/05/2017 r	50,000	50,000
0.548%, 09/06/2017 r	50,000	50,000
0.662%, 09/07/2017 r	25,000	25,000
0.636%, 09/11/2017 r	25,000	25,002
0.607%, 09/29/2017 r	35,000	35,000
0.634%, 10/04/2017 r	115,000	115,006
0.586%, 10/10/2017 r	20,000	20,001
0.630%, 10/11/2017 r	25,000	25,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	11

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.583%, 10/13/2017 r	$70,000	$70,000
0.587%, 10/18/2017 r	50,000	50,000
0.587%, 10/20/2017 r	30,000	30,000
0.592%, 10/20/2017 r	50,000	50,000
0.590%, 10/25/2017 r	50,000	50,000
0.599%, 10/25/2017 r	50,000	50,000
0.599%, 10/27/2017 r	50,000	50,000
0.654%, 10/27/2017 r	75,000	74,994
0.571%, 11/02/2017 r	50,000	50,000
0.569%, 11/03/2017 r	23,000	22,999
0.728%, 11/10/2017 r	100,000	100,000
0.534%, 11/28/2017 r	50,000	49,997
0.573%, 12/07/2017 r	50,000	49,997
0.617%, 12/07/2017 r	50,000	50,000
0.588%, 12/12/2017 r	75,000	75,000
0.591%, 12/13/2017 r	50,000	50,000
0.601%, 12/15/2017 r	25,000	25,000
0.599%, 12/18/2017 r	40,000	40,000
0.607%, 12/22/2017 r	87,500	87,501
0.601%, 01/02/2018 r	75,000	75,000
0.601%, 01/04/2018 r	35,000	35,000
0.626%, 01/08/2018 r	50,000	50,000
0.640%, 01/19/2018 r	50,000	50,000
0.597%, 02/05/2018 r	100,000	100,007
0.652%, 02/09/2018 r	25,000	25,002
0.667%, 02/15/2018 r	150,000	150,000
0.667%, 02/15/2018 r	100,000	100,000
0.582%, 02/16/2018 r	50,000	49,996
0.656%, 02/16/2018 r	75,000	75,000
0.661%, 02/22/2018 r	50,000	50,000
0.667%, 02/23/2018 r	25,000	25,000
0.559%, 02/28/2018 r	50,000	49,998
0.570%, 03/01/2018 r«	50,000	49,998
Federal Home Loan Mortgage Corporation
0.461%, 09/02/2016 r	50,000	50,000
0.495%, 09/02/2016 €	74,500	74,499
0.510%, 09/09/2016 €	50,000	49,994
0.330%, 09/13/2016 €	81,319	81,310
0.300%, 09/20/2016 €	286,400	286,355
0.270%, 09/22/2016 €	40,000	39,994
0.875%, 10/14/2016	98,010	98,042
0.329%, 10/17/2016 €	200,000	199,916
0.561%, 10/19/2016 €	13,380	13,370
0.707%, 11/14/2016 r	110,000	110,001
0.450%, 01/20/2017 €	49,000	48,914
0.750%, 03/09/2017	50,000	50,000
0.517%, 04/20/2017 r	75,000	74,993
0.642%, 07/21/2017 r	50,000	49,995
5.500%, 08/23/2017	23,719	24,825
1.000%, 09/29/2017	21,012	21,073
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Federal National Mortgage Association
1.250%, 09/28/2016	$134,242	$134,321
0.522%, 01/03/2017 €	50,000	49,910
0.532%, 01/05/2017 €	50,000	49,907
0.535%, 01/26/2017 r	40,000	40,003
5.000%, 02/13/2017	93,000	94,763
0.750%, 04/20/2017	61,900	61,934
0.517%, 08/16/2017 r	100,000	99,971
0.875%, 08/28/2017	64,867	64,989
0.508%, 09/08/2017 r	25,000	24,971
0.507%, 10/05/2017 r	35,000	34,987

Total U.S. Government
Agency Debt
(Cost $10,356,187)		10,356,187

U.S. Treasury Debt – 1.6%
U.S. Treasury Bill Ä
0.000%, 09/01/2016	100,000	100,000
U.S. Treasury Notes
0.875%, 12/31/2016	50,000	50,049
0.625%, 05/31/2017	100,000	100,028
0.625%, 06/30/2017	50,000	50,013
0.750%, 06/30/2017	100,000	100,130

Total U.S. Treasury Debt
(Cost $400,220)		400,220

U.S. Government Agency
Repurchase Agreements – 11.7%
Bank of Montreal
0.300%, dated 08/31/2016, matures 09/01/2016, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,001)	150,000	150,000
BNP Paribas Securities Corp
0.320%, dated 08/31/2016, matures 09/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
Goldman Sachs & Company
0.300%, dated 08/31/2016, matures 09/01/2016, repurchase price $700,006 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
0.290%, dated 08/31/2016, matures 09/01/2016, repurchase price $620,005 (collateralized by various government agency obligations: Total market value $632,402)	$620,000	$620,000
ING Financial Markets LLC
0.290%, dated 08/31/2016, matures 09/01/2016, repurchase price $400,003 (collateralized by various government agency obligations: Total market value $408,010)	400,000	400,000
Merrill Lynch, Pierce,
Fenner & Smith Inc.
0.310%, dated 08/31/2016, matures 09/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
RBC Capital Markets
0.310%, dated 08/31/2016, matures 09/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale/New York Branch
0.330%, dated 08/31/2016, matures 09/01/2016, repurchase price $500,005 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000

Total U.S. Government Agency
Repurchase Agreements
(Cost $2,870,000)		2,870,000

U.S. Treasury Repurchase
Agreements – 44.8%
Bank of Nova Scotia/NY
0.320%, dated 08/31/2016, matures 09/01/2016, repurchase price $1,186,743 (collateralized by U.S. Treasury obligations: Total market value $1,210,414)	1,186,732	1,186,732
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
BNP Paribas Securities Corp.
0.310%, dated 08/31/2016, matures 09/01/2016, repurchase price $950,008 (collateralized by U.S. Treasury obligations: Total market value $969,000)	$950,000	$950,000
Credit Agricole Corporate
& Investment Bank
0.300%, dated 08/25/2016, matures 09/01/2016, repurchase price $175,010 (collateralized by U.S. Treasury obligations: Total market value $178,500)	175,000	175,000
0.310%, dated 08/31/2016, matures 09/01/2016, repurchase price $2,028,947 (collateralized by U.S. Treasury obligations: Total market value $2,069,417)	2,028,930	2,028,930
Credit Suisse Securities
(USA) LLC
0.320%, dated 08/31/2016, matures 09/01/2016, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,001)	50,000	50,000
Federal Reserve Bank of
New York
0.250%, dated 08/31/2016, matures 09/01/2016, repurchase price $2,550,018 (collateralized by U.S. Treasury obligations: Total market value $2,550,036)	2,550,000	2,550,000
Goldman Sachs & Company
0.300%, dated 08/24/2016, matures 09/30/2016, repurchase price $750,231 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	13

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc.
0.290%, dated 08/26/2016, matures 09/02/2016, repurchase price $300,017 (collateralized by U.S. Treasury obligations: Total market value $306,004)	$300,000	$300,000
0.280%, dated 08/30/2016, matures 09/06/2016, repurchase price $375,020 (collateralized by U.S. Treasury obligations: Total market value $382,501)	375,000	375,000
ING Financial Markets LLC
0.290%, dated 08/25/2016, matures 09/01/2016, repurchase price $200,011 (collateralized by U.S. Treasury obligations: Total market value $204,001)	200,000	200,000
0.290%, dated 08/26/2016, matures 09/02/2016, repurchase price $200,011 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
0.280%, dated 08/30/2016, matures 09/06/2016, repurchase price $200,011 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
RBC Capital Markets
0.300%, dated 08/31/2016, matures 09/01/2016, repurchase price $250,002 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Government Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Societe Generale/
New York Branch
0.320%, dated 08/31/2016, matures 09/01/2016, repurchase price $350,003 (collateralized by U.S. Treasury obligations: Total market value $357,000)	$350,000	$350,000
0.260%, dated 08/31/2016, matures 09/07/2016, repurchase price $1,000,051 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
0.280%, dated 08/31/2016, matures 09/7/2016, repurchase price $450,025 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000

Total U.S. Treasury
Repurchase Agreements
(Cost $11,015,662)		11,015,662

Total Investments ▲ – 100.2%
(Cost $24,642,069)		24,642,069

Other Assets and
Liabilities, Net – (0.2)%		(50,420)
Total Net Assets – 100.0%		$24,591,649

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable rate security – The rate shown is the rate in effect as of August 31, 2016.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ä	Rate shown is effective yield as of August 31, 2016.

«	Security purchased on a when-issued basis. On August 31, 2016, the total cost of investments purchased on a when-issued basis was $49,998 or 0.2% of total net assets.

▲	On August 31, 2016, the cost of investments for federal income tax purposes was $24,642,069. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 20.2%
Banco del Estado de Chile/NY
0.410%, 09/06/2016	$50,000	$50,000
0.410%, 09/06/2016	35,000	35,000
0.410%, 09/07/2016	75,000	75,000
0.500%, 09/23/2016	50,000	50,000
Bank of Tokyo-Mitsubishi
UFJ Ltd/NY
0.650%, 09/12/2016	50,000	50,002
Canadian Imperial Bank of
Commerce/NY
0.360%, 09/07/2016	200,000	200,000
DZ Bank/NY
0.390%, 09/06/2016	200,000	200,000
Societe Generale/
New York Branch
0.390%, 09/01/2016	100,000	100,000
Sumitomo Mitsui
Banking Corp/NY
0.370%, 09/07/2016	150,000	150,000
Swedbank/NY
0.390%, 09/01/2016	240,000	240,000

Total Certificates of Deposit
(Cost $1,150,002)		1,150,002

Non-Negotiable Time
Deposits – 15.5%
Credit Agricole, Cayman Islands
Branch – Time Deposit
0.310%, 09/01/2016	222,659	222,659
DnB Bank ASA – Georgetown,
Cayman Islands Branch –
Time Deposit
0.300%, 09/01/2016	220,000	220,000
Skandinaviska Enskilda
Banken, Cayman Islands
Branch – Time Deposit
0.300%, 09/01/2016	220,000	220,000
Svenska Handelsbanken,
Cayman Islands Branch –
Time Deposit
0.290%, 09/01/2016	220,000	220,000

Total Non-Negotiable
Time Deposits
(Cost $882,659)		882,659

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Variable Rate Demand
Notes r – 15.3%
Arizona Health Facilities
Authority, Catholic
Healthcare West Loan
Program, Series 2005B
(LOC: JPMorgan
Chase Bank)
0.650%, 07/01/2035	$20,390	$20,390
Bay Area Toll Authority,
San Francisco Area Toll
Bridge, Series 2007A-2
(LOC: Bank of Tokyo)
0.540%, 04/01/2047	31,050	31,050
Castaic Lake Water Agency,
1994 Refunding Project,
Series 2008A
(LOC: Wells Fargo Bank)
0.610%, 08/01/2020	16,125	16,125
City of Chicago, Chicago
Midway Airport, Series
2004C-2 (AMT)
(LOC: Wells Fargo Bank)
0.620%, 01/01/2035	28,200	28,200
City of Chicago, Chicago
O’Hare International
Airport, Series 2005C
(LOC: Citibank)
0.620%, 01/01/2035	85,400	85,400
City of Eden Prairie, Minnesota
Multifamily Housing
Revenue, Park at City West
Apartments Project, Series
2001 (INS: FHLMC)
0.600%, 09/01/2031	14,805	14,805
City of Houston, Texas,
Combined Utility
System, Series 2004B-2
(LOC: Citibank)
0.580%, 05/15/2034	34,100	34,100
City of Middletown, Ohio
Hospital Facilities, Atrium
Medical Center Obligated
Group, Series 2008B (LOC:
PNC Bank)
0.640%, 11/15/2039	8,640	8,640
Clark County, Nevada Airport
System, Series 2008B-2
(AMT) (LOC: State Street
Bank & Trust Co)
0.610%, 07/01/2022	24,200	24,200

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	15

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Clark County, Nevada Airport
System, Series 2008C-3
(AMT) (LOC: Sumitomo
Mitsui Banking Corp.)
0.610%, 07/01/2029	$38,525	$38,525
County of Riverside Asset
Leasing Corporation,
Southwest Justice Center
Refunding, Series 2008A
(LOC: Wells Fargo Bank)
0.620%, 11/01/2032	36,915	36,915
El Dorado Irrigation District,
Series 2008A
(LOC: Citibank)
0.600%, 03/01/2036	16,300	16,300
Elmhurst, Illinois Community
Accredation (LOC:
JPMorgan Chase Bank)
0.590%, 07/01/2018	2,635	2,635
Florida Keys Aqueduct
Authority Water Revenue,
Series 2008 (LOC: TB Bank)
0.600%, 09/01/2035	15,050	15,050
Illinois Educational Facilities
Authority, Lake Forest
Open Lands Association,
Series 1999 (LOC:
Northern Trust Company)
0.600%, 08/01/2033	9,800	9,800
Illinois Finance Authority,
Joan W. and Irving B.
Harris Theater for Music
and Dance Project, Series
2005 (LOC: PNC Bank)
0.700%, 03/01/2040	12,000	12,000
Illinois Finance Authority,
The Carle Foundation,
Series 2009D (LOC:
JPMorgan Chase Bank)
0.590%, 02/15/2033	11,400	11,400
Louisville/Jefferson County
Metro Government Health
System, Norton Healthcare,
Inc., Series 2011A
(LOC: PNC Bank)
0.610%, 10/01/2039	16,000	16,000
Maryland Department of
Housing and Community
Development, Series 2008D
(AMT) (LOC: PNC Bank)
0.620%, 09/01/2038	25,175	25,175
Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Maryland Health & Higher
Educational Facilities
Authority, Anne Arundel
Health System Issue,
Series 2009B (LOC: Bank
of America)
0.610%, 07/01/2043	$25,050	$25,050
Maryland Transportation
Authority,
Baltimore/Washington
International Thurgood
Marshall Airport, Series
2012C (AMT) (LOC: Wells
Fargo Bank)
0.620%, 06/01/2032	20,500	20,500
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities, Series
2008 (LOC: Bank of
America)
0.600%, 07/01/2032	28,460	28,460
Metropolitan Transportation
Authority, Series 2015-2
(LOC: Bank of Tokyo)
0.610%, 11/15/2050	38,200	38,200
Minnesota Higher Education
Facilities Authority, Albion
College Project, Series
2006 (LOC: JPMorgan
Chase Bank)
0.590%, 11/01/2036	9,410	9,410
New York State Housing
Finance Agency, BAM South
Housing, Series B (LOC:
JPMorgan Chase Bank)
0.510%, 11/01/2048	12,500	12,500
New York State Housing
Finance Agency, Series
2003L (LOC: Bank of
America)
0.600%, 09/15/2021	22,545	22,545
New York State Housing
Finance Agency, Series
2013A (LOC: Wells Fargo
Bank)
0.650%, 11/01/2047	39,000	39,000
New York State Housing
Finance Agency,
Series M, Sub-Series M-1
(LOC: Bank of America)
0.600%, 09/15/2021	25,435	25,435

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
North Broward Florida
Hospital, Series A (LOC:
Northern Trust Company)
0.570%, 12/16/2020	$16,680	$16,680
State of California General
Obligation Bonds, Series
2003C-1 (LOC: Bank of
America)
0.600%, 05/01/2033	38,450	38,450
State of Illinois, Series
2003B-1 (LOC:
JPMorgan Chase Bank)
0.650%, 10/01/2033	29,700	29,700
State of Illinois, Series 2003B-
2 (LOC: PNC Bank)
0.590%, 10/01/2033	25,000	25,000
State of Illinois, Series 2003B-
4 (LOC: State Street
Bank & Trust Co)
0.650%, 10/01/2033	32,000	32,000
Sunshine State Governmental
Financing Commission,
Miami-Dade County
Program, Series 2010B
(LOC: Bank of New York
Mellon)
0.550%, 09/01/2035	23,105	23,105
The City of New York,
Series 2006E-4 (LOC:
Bank of America)
0.600%, 08/01/2034	7,290	7,290
The Trust For Cultural
Resources of The City of
New York, The New York
Botanical Garden, Series
2009A (LOC: JPMorgan
Chase Bank)
0.600%, 07/01/2032	22,000	22,000
Yavapai County Industrial
Development Authority
Revenue, Drake Cement
LLC Project (LOC: Bank of
Nova Scotia)
0.650%, 09/01/2035	9,375	9,375

Total Variable Rate
Demand Notes
(Cost $871,410)		871,410

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Non-Financial Company
Commercial Paper € – 7.9%
American Honda
Finance Corp
0.500%, 09/22/2016	$80,000	$79,977
IBM Corp
0.433%, 09/26/2016 ■	28,500	28,491
Microsoft Corp
0.410%, 09/22/2016 ■	34,900	34,892
0.460%, 09/28/2016 ■	57,000	56,980
NetJets Inc.
0.330%, 09/01/2016 ■	26,110	26,110
Total Capital Canada Ltd.
0.433%, 09/12/2016 ■	75,000	74,990
0.430%, 09/26/2016 ■	50,000	49,985
Toyota Motor Credit Corp.
0.430%, 09/12/2016	50,000	49,993
0.490%, 09/13/2016	50,000	49,992

Total Non-Financial
Company Commercial
Paper (Cost $451,410)		451,410

Asset Backed Commercial
Paper € ■ – 6.1%
Atlantic Asset
Securitization Corp.
0.290%, 09/01/2016	20,000	20,000
0.550%, 09/15/2016	22,354	22,349
Barton Capital LLC
0.530%, 09/01/2016	25,000	25,000
CAFCO LLC
0.500%, 09/22/2016	30,000	29,991
Chariot Funding LLC
0.450%, 09/12/2016	41,563	41,557
Gotham Funding Corp.
0.570%, 09/06/2016	50,000	49,996
0.550%, 09/13/2016	25,000	24,996
Jupiter Securitization Co. LLC
0.550%, 09/26/2016	20,000	19,992
Manhattan Asset Funding Co.
0.540%, 09/16/2016	20,000	19,996
0.540%, 09/19/2016	30,000	29,992
Nieuw Amsterdam
Receivables Corp.
0.550%, 09/19/2016	35,000	34,990
Thunder Bay Funding LLC
0.450%, 09/15/2016	25,000	24,996

Total Asset Backed
Commercial Paper
(Cost $343,855)		343,855

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	17

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper € – 5.8%
ANZ New Zealand Int’l/London
0.390%, 09/07/2016 ■	$20,000	$19,999
CPPIB Capital Inc.
0.400%, 09/09/2016 ■	25,000	24,998
National Rural Utilities
0.380%, 09/07/2016	17,500	17,499
0.410%, 09/13/2016	50,000	49,993
0.410%, 09/14/2016	17,539	17,536
Siemens Capital Co LLC
0.360%, 09/02/2016 ■	150,000	149,999
0.370%, 09/06/2016 ■	50,000	49,997

Total Financial Company
Commercial Paper
(Cost $330,021)		330,021

Other Note – 0.4%
Wells Fargo Bank
0.822%, 10/14/2016 r
(Cost $20,000)	20,000	20,000

U.S. Government Agency
Repurchase Agreements – 7.9%
Bank of Nova Scotia/NY
0.340%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $250,002
(collateralized by various
government agency
obligations: Total market
value $255,000)	250,000	250,000
BNP Paribas Securities Corp.
0.330%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $200,002
(collateralized by various
government agency
obligations: Total market
value $206,110)	200,000	200,000

Total U.S. Government
Agency Repurchase
Agreements
(Cost $450,000)		450,000

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 11.9%
Bank of Nova Scotia/NY
0.320%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $46,901
(collateralized by U.S.
Treasury obligations:
Total market
value $47,904)	$46,901	$46,901
Credit Agricole Corporate
& Investment Bank
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $80,186
(collateralized by
various U.S. Treasury
obligations: Total
market value $81,901)	80,185	80,185
Federal Reserve Bank of
New York
0.250%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $550,004
(collateralized by
various U.S. Treasury
obligations: Total
market value $550,004)	550,000	550,000

Total U.S. Treasury
Repurchase Agreements
(Cost $677,086)		677,086

Other Repurchase
Agreements – 9.2%
BNP Paribas Securities Corp.
0.580%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $175,003
(collateralized by
various securities:
Total market
value $183,750)	175,000	175,000
0.600%, dated 08/31/2016,
matures 10/05/2016,
repurchase price $15,009
(collateralized by
various securities:
Total market
value $15,751) ¥	15,000	15,000

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.600%, dated 08/30/2016,
matures 10/04/2016,
repurchase price $30,018
(collateralized by various
securities: Total market
value $31,501) ¥	$30,000	$30,000
HSBC Securities (USA) Inc.
0.400%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $80,001
(collateralized by various
securities: Total market
value $84,002)	80,000	80,000
ING Financial Markets LLC
0.400%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $120,001
(collateralized by various
securities: Total market
value $126,005)	120,000	120,000
JP Morgan Securities LLC
0.780%, dated 08/31/2016,
matures 10/05/2016,
repurchase price $15,011
(collateralized by various
securities: Total market
value $15,750) ¥	15,000	15,000
0.780%, dated 08/30/2016,
matures 10/04/2016,
repurchase price $70,053
(collateralized by various
securities: Total market
value $73,501) ¥	70,000	70,000
Merrill Lynch, Pierce, Fenner
& Smith Inc.
0.550%, dated 08/31/2016,
matures 10/05/2016,
repurchase price $15,008
(collateralized by various
securities: Total market
value $15,750) ¥	15,000	15,000

Total Other Repurchase
Agreements
(Cost $520,000)		520,000

Total Investments ▲ – 100.2%
(Cost $5,696,443)		5,696,443

Other Assets and
Liabilities, Net – (0.2)%		(1,046)
Total Net Assets – 100.0%		$5,695,397

Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2016.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2016, the value of these investments was $860,296 or 15.1% of total net assets.

¥	Security considered illiquid. As of August 31, 2016, the value of these investments was $145,000 or 2.5% of total net assets. See note 2 in notes to Financial Statements.

▲	On August 31, 2016, the cost of investments for federal income tax purposes was $5,696,443. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT –	Alternative Minimum Tax. As of August 31, 2016, the total value of securities subject to AMT was $136,600 or 2.4% of total net assets.

FHLMC –	Federal Home Loan Mortgage Corporation

INS –	Insured

LOC –	Letter of Credit

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	19

Schedule of Investments   August 31, 2016, all dollars are rounded to thousands (000)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 28.5%
Banco del Estado de Chile/NY
0.410%, 09/07/2016	$ 25,000	$ 25,000
0.994%, 01/19/2017 r	15,000	15,000
Bank of Montreal/Chicago
0.980%, 01/18/2017	25,000	25,000
Bank of Nova Scotia/Houston
0.947%, 01/18/2017 r	40,000	40,000
Canadian Imperial Bank of Commerce/NY
0.980%, 01/18/2017	30,000	30,000
Credit Suisse/NY
1.027%, 01/18/2017 r	15,000	15,000
DZ Bank/NY
0.910%, 11/22/2016	15,000	15,000
HSBC Bank USA
0.915%, 12/02/2016	10,000	10,002
Mitsubishi UFJ Trust & Banking Corp./NY
0.790%, 10/21/2016	30,000	30,000
Societe Generale/New York Branch
0.390%, 09/01/2016	60,000	60,000
State Street Bank & Trust
0.957%, 01/17/2017 r	45,000	45,000
Sumitomo Mitsui Banking Corp./NY
0.800%, 10/21/2016	30,000	30,000
Svenska Handelsbanken/NY
0.844%, 10/04/2016 r	20,000	20,005
0.977%, 01/17/2017 r	20,000	20,000
Swedbank/NY
0.390%, 09/01/2016	60,000	60,000
Toronto Dominion Bank/NY
0.844%, 11/01/2016 r	20,000	20,002
Wells Fargo Bank
0.947%, 01/18/2017 r	45,000	45,000
Westpac Banking Corp./NY
1.195%, 02/24/2017 r	10,000	10,003
Total Certificates of Deposit
(Cost $515,012)		515,012

Variable Rate Demand Notes r – 21.0%
California Health Facilities Financing Authority, Catholic Healthcare West Loan Program, Series H (LOC: Sumitomo Mitsui)
0.610%, 07/01/2035	25,000	25,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
City of Bloomington, MN, Norlan Partners Project, Series 2002B (AMT) (INS: FNMA)
0.670%, 07/15/2032	$ 4,990	$ 4,990
City of Chicago, Chicago O’Hare International Airport, Series 2005C (LOC: Citibank)
0.620%, 01/01/2035	30,000	30,000
City of Houston, Texas, Combined Utility System, Series 2004B-2 (LOC: Citibank)
0.580%, 05/15/2034	35,000	35,000
County of Hamilton, Ohio, Economic Development Revenue, St. Xavier High School Project, Series 2003 (LOC: PNC Bank)
0.600%, 04/01/2028	16,750	16,750
Illinois Finance Authority, Chicago Horticultural Society Project, Series 2008 (LOC: Northern Trust Company)
0.700%, 01/01/2043	3,000	3,000
Illinois Finance Authority, Northwest Community Hospital, Series 2008C (LOC: JPMorgan Chase)
0.590%, 07/01/2032	17,545	17,545
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
0.650%, 07/01/2047	9,470	9,470
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc., Series 2011A (LOC: PNC Bank)
0.610%, 10/01/2039	6,300	6,300
Maryland Department of Housing and Community Development, Series 2008D (AMT) (LOC: PNC Bank)
0.620%, 09/01/2038	20,000	20,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mayor and City Council of
Baltimore, Maryland,
Baltimore City Parking
System Facilities,
Series 2008 (LOC:
Bank of America)
0.600%, 07/01/2032	$ 15,000	$ 15,000
Michigan Finance Authority,
School Loan Revolving
Fund Reserve and
Refunding Bonds,
Series 2014 (LOC:
JPMorgan Chase)
0.530%, 09/01/2053	25,800	25,800
Michigan State Housing
Development Authority
Multi-Family Revenue,
Berrien Woods III, Series A
(AMT) (LOC: Citibank)
0.620%, 07/01/2032	4,415	4,415
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series 3-Z
0.630%, 03/01/2024	2,520	2,520
New Jersey Housing and
Mortgage Finance
Agency Multifamily
Revenue, Series 2007I
(LOC: Bank of America)
0.550%, 05/01/2029	5,950	5,950
New York State Housing
Finance Agency, Series M,
Sub-Series M-1 (LOC: Bank
of America)
0.600%, 09/15/2021	10,000	10,000
New York State Housing
Finance Agency, Riverside
Center 2, Series 2013A-3
(LOC: Bank of America)
0.650%, 11/01/2046	10,000	10,000
North Broward Florida
Hospital, Series A (LOC:
Northern Trust Company)
0.570%, 12/16/2020	8,000	8,000
Port of Seattle Subordinate
Lien Revenue Bonds,
Series 1997 (AMT)
(LOC: Bank of America)
0.620%, 09/01/2022	21,055	21,055
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
State of Illinois, Series
2003B-4 (LOC: State
Street Bank & Trust Co)
0.650%, 10/01/2033	$ 13,800	$ 13,800
State of Illinois, Series
2003B-6 (LOC:
Northern Trust Company)
0.650%, 10/01/2033	15,000	15,000
Sunshine State Governmental
Financing Commission,
Miami-Dade County
Program, Series 2010B
(LOC: Bank of New
York Mellon)
0.550%, 09/01/2035	23,100	23,100
Tarrant County Cultural
Education Facilities
Finance Corporation,
CHRISTUS Health,
Series 2008C-2 (LOC:
Bank of New York Mellon)
0.640%, 07/01/2047	30,000	30,000
Texas Department of Housing
and Community Affairs
Multifamily Housing,
Terraces at Cibolo, Series
2007 (AMT)(LOC: Citibank)
0.620%, 05/01/2040	4,800	4,800
The Board of Trustees of
The University of Illinois
University of Illinois
Health Services Facilities
System, Series 1997B
(LOC: Wells Fargo Bank)
0.650%, 10/01/2026	13,400	13,400
Washington State Housing
Finance Commission,
Franke Tobey Jones
Project, Series 2003
(LOC: Wells Fargo Bank)
0.620%, 09/01/2033	7,385	7,385
Total Variable Rate
Demand Notes
(Cost $378,280)		378,280

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	21

Schedule of Investments    August 31, 2016, all dollars are rounded to thousands (000)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Financial Company Commercial
Paper – 13.0%
ANZ New Zealand Int’l/London
0.930%, 01/19/2017 r ■	$ 15,000	$ 15,000
1.014%, 02/21/2017 r ■	15,000	15,000
1.118%, 02/21/2017 r ■	15,000	15,000
ASB Finance Ltd./London
0.972%, 01/24/2017 r ■	40,000	40,000
CDP Financial Inc.
0.701%, 10/21/2016 ■ €	20,000	19,980
Credit Suisse/NY
0.892%, 11/08/2016 €	15,000	14,975
National Australia Bank Ltd.
0.914%, 01/19/2017 r ■	45,000	45,000
PSP Capital Inc.
0.651%, 10/14/2016 ■ €	10,150	10,142
0.671%, 10/25/2016 ■ €	10,000	9,990
0.701%, 11/22/2016 ■ €	8,925	8,911
Suncorp Metway Ltd.
1.003%, 12/08/2016 ■ €	5,000	4,986
1.056%, 01/17/2017 ■ €	10,000	9,960
Westpac Securities NZ Ltd.
1.101%, 11/18/2016 r ■	25,000	25,015
Total Financial Company
Commercial Paper
(Cost $233,959)		233,959

Asset Backed Commercial
Paper ■ – 11.7%
Atlantic Asset Securitization Corp.
0.707%, 01/18/2017 r	15,000	15,000
Barton Capital LLC
0.643%, 01/18/2017	15,000	15,000
Fairway Finance Corp.
0.964%, 01/19/2017 r	15,000	15,000
Gotham Funding Corp.
0.912%, 11/21/2016 €	15,000	14,969
Kells Funding LLC
0.741%, 10/20/2016 €	15,000	14,985
0.792%, 11/15/2016 €	30,000	29,951
0.913%, 12/01/2016 €	8,000	7,981
Liberty Street Funding LLC
0.300%, 09/01/2016 €	8,278	8,278
Manhattan Asset Funding Co.
0.560%, 09/22/2016 €	25,000	24,992
Nieuw Amsterdam Receivables Corp.
0.832%, 11/02/2016 €	25,000	24,964
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Old Line Funding LLC
0.937%, 01/18/2017 r	$ 20,000	$ 20,000
Thunder Bay Funding LLC
0.944%, 01/19/2017 r	20,000	20,000
Total Asset Backed
Commercial Paper
(Cost $211,120)		211,120

Non-Negotiable Time
Deposits – 7.7%
Credit Agricole, Cayman
Islands Branch – Time
Deposit
0.310%, 09/01/2016	70,000	70,000
Skandinaviska Enskilda
Banken, Cayman Islands
Branch – Time Deposit
0.300%, 09/01/2016	70,000	70,000
Total Non-Negotiable
Time Deposits
(Cost $140,000)		140,000

Non-Financial Company
Commercial Paper – 2.8%
Toyota Credit Canada Inc.
0.661%, 10/17/2016 €	20,000	19,983
Toyota Motor Credit Corp.
0.874%, 01/18/2017 r	15,000	15,000
1.034%, 04/13/2017 r	15,000	15,000
Total Non-Financial
Company Commercial
Paper (Cost $49,983)		49,983

Other Instruments – 1.2%
American Honda Finance Corp.
2.600%, 09/20/2016 ■	5,900	5,906
Branch Banking & Trust Co.
1.103%, 12/01/2016 r	15,500	15,509
Total Other Instruments
(Cost $21,415)		21,415

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
U.S. Treasury Repurchase
Agreements – 9.6%
Bank of Nova Scotia/NY
0.320%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $63,986
(collateralized by U.S.
Treasury obligations:
Total market
value $65,295)	$ 63,985	$ 63,985
Credit Agricole Corporate
& Investment Bank
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $109,395
(collateralized by U.S.
Treasury obligations:
Total market
value $111,634)	109,394	109,394
Total U.S. Treasury
Repurchase Agreements
(Cost $173,379)		173,379

Other Repurchase
Agreements – 4.7%
BNP Paribas Securities Corp
0.580%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $55,001
(collateralized by various
securities: Total
market value $57,751)	55,000	55,000
0.600%, dated 08/31/2016,
matures 10/05/2016,
repurchase price $15,009
(collateralized by various
securities: Total
market value $15,750) ¥	15,000	15,000
JP Morgan Securities LLC
0.780%, dated 08/31/2016,
matures 10/05/2016,
repurchase price $15,011
(collateralized by various
securities: Total market
value $15,752) ¥	15,000	15,000
Total Other Repurchase
Agreements
(Cost $85,000)		85,000
Total Investments ▲ – 100.2%
(Cost $1,808,148)		1,808,148
Other Assets and Liabilities,
Net – (0.2)%		(3,210)
Total Net Assets – 100.0%		$ 1,804,938
Retail Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2016, the value of these investments was $436,010 or 24.2% of total net assets.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

¥	Security considered illiquid. As of August 31, 2016, the value of these investments was $30,000 or 1.7% of total net assets. See note 2 in notes to Financial Statements.

▲	On August 31, 2016, the cost of investments for federal income tax purposes was $1,808,148. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT –	Alternative Minimum Tax. As of August 31, 2016, the total value of securities subject to AMT was $55,260 or 3.1% of total net assets.

FNMA –	Federal National Mortgage Association

INS –	Insured

LOC –	Letter of Credit

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	23

Schedule of Investments     August 31, 2016, all dollars are rounded to thousands (000)

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt r – 77.6%
Alaska – 4.1%
Valdez, Alaska Marine Terminal
Revenue Refunding, Exxon
Pipeline Company Project,
Series 1993A
0.580%, 12/01/2033	$6,000	$6,000
Valdez, Alaska Marine Terminal
Revenue Refunding, Exxon
Pipeline Company Project,
Series 1993B
0.580%, 12/01/2033	6,455	6,455
Valdez, Alaska Marine
Terminal Revenue
Refunding, Exxon
Pipeline Company
Project, Series 1993C
0.580%, 12/01/2033	3,925	3,925
		16,380
California – 3.6%
California Health Facilities
Authority, Catholic
Healthcare, Series C (LOC:
JPMorgan Chase Bank)
0.690%, 07/01/2020	14,200	14,200
Colorado – 1.8%
Colorado Educational &
Cultural Facilities Authority,
The Nature Conservancy,
Series 2002A
0.570%, 07/01/2027	7,300	7,300
Connecticut – 1.6%
Connecticut Health &
Educational Facility
Authority Revenue,
Greenwich Hospital
Issue, Series C (LOC:
Bank of America)
0.630%, 07/01/2026	6,400	6,400
District of Columbia – 3.0%
District of Columbia Housing
Finance Agency, Multifamily
Housing Revenue Bonds,
Series 2012 (LOC: FHLMC)
0.610%, 02/01/2046	5,250	5,250

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
District of Columbia
Multimodal Revenue,
Medlantic/Helix Issue,
Series 1998A Tranche III
(LOC: PNC Bank)
0.610%, 08/15/2038	$3,455	$3,455
District of Columbia,
Progressive Life Center,
Series 2008A (LOC: Branch
Banking & Trust)
0.630%, 01/01/2033	3,025	3,025
		11,730
Florida – 2.5%
Orange County Health
Facilities Authority, Orlando
Regional Healthcare, Series
2008E (LOC: Branch
Banking & Trust)
0.660%, 10/01/2026	4,300	4,300
Palm Beach County, Florida,
The Henry Morrison Flagler
Museum Project, Series
2003 (LOC: Northern Trust
Company)
0.670%, 11/01/2036	2,000	2,000
The School Board of
Orange County,
Florida Certificates of
Participation, Series 2008C
(LOC: Bank of America)
0.620%, 08/01/2025	3,825	3,825
		10,125
Illinois – 8.9%
Illinois Educational Facilities
Authority, The Newberry
Library, Series 1988 (LOC:
Northern Trust Company)
0.650%, 03/01/2028	2,500	2,500
Illinois Finance Authority,
Chicago Horticultural
Society Project, Series
2008 (LOC: Northern Trust
Company)
0.700%, 01/01/2043	6,000	6,000
Illinois Finance Authority,
Richard Driehaus
Foundation, Series 2005
(LOC: Northern Trust
Company)
0.700%, 02/01/2035	12,100	12,100

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois Housing Development
Authority, Multi-Family
Housing Revenue Bonds,
Series 2008 (LOC: FHLMC)
0.700%, 08/01/2038	$7,145	$7,145
Warren County, Monmouth
College Project, Series
2002 (LOC: PNC Bank)
0.600%, 12/01/2032	7,380	7,380
		35,125
Kansas – 0.5%
City of Olathe, Kansas,
Health Facilities Revenue,
Olathe Medical Center,
Series 2008C (LOC:
Bank of America)
0.580%, 09/01/2032	1,800	1,800
Kentucky – 2.2%
Kentucky Health Care
Facility, Bon Secours
Health System, Series
2002B (LOC: JPMorgan
Chase Bank)
0.640%, 11/01/2026	8,765	8,765
Louisiana – 4.5%
Louisiana Local Government
Environmental Facilities
and Community
Development Authority,
NSU Facilities Corporation
Project, Series 2007B
(INS: FHLB)
0.600%, 06/01/2039	18,000	18,000
Maryland – 1.6%
Maryland Health & Higher
Educational Facilities
Authority, University of
Maryland Medical
System, Series 2007A
(LOC: Wells Fargo Bank)
0.590%, 07/01/2034	6,250	6,250
Minnesota – 7.7%
City of Minnetonka, The Cliffs
at Ridgedale, Series 1995
(LOC: FNMA)
0.570%, 09/15/2025	8,150	8,150
Minnesota Higher Education
Facilities Authority,
Carleton College,
Series Five-G (SPA:
JPMorgan Chase Bank)
0.660%, 11/01/2029	11,100	11,100
Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series 3-Z
0.630%, 03/01/2024	$1,790	$1,790
Minnesota Higher Education
Facilities Authority,
Macalester College,
Series Five -Q
0.630%, 03/01/2033	5,110	5,110
Minnesota Housing Finance
Agency, Residential
Housing Finance Bonds,
Series 2015G (SPA: Royal
Bank of Canada)
0.600%, 01/01/2034	4,500	4,500
		30,650
Mississippi – 4.3%
Mississippi Business Finance
Corporation, Chevron USA
Inc. Project, Series 2007C
0.600%, 12/01/2030	9,730	9,730
Mississippi Business Finance
Corporation, Chevron USA
Inc. Project, Series 2009C
0.600%, 12/01/2030	6,515	6,515
Mississippi Business Finance
Corporation, Chevron USA
Inc. Project, Series 2010G
0.600%, 11/01/2035	985	985
		17,230
Missouri – 1.3%
Missouri Health &
Educational Facilities
Authority, Saint Louis
University, Series A-2
(LOC: Wells Fargo Bank)
0.600%, 10/01/2035	5,150	5,150
New York – 7.3%
Dormitory Authority of
the State of New York
Mental Health Services
Facilities Improvement
Revenue Bonds, Series
2003D-2H (LOC: Royal
Bank of Canada)
0.600%, 02/15/2031	10,000	10,000
New York State Housing
Finance Agency, Series
2014 A (LOC: Bank of
New York Mellon)
0.570%, 05/01/2049	4,085	4,085

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	25

Schedule of Investments August 31, 2016, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
The City of New York, General
Obligation Bonds, Fiscal
2012 Series A-4 (LOC:
Bank of Tokyo)
0.550%, 08/01/2038	$15,000	$15,000
		29,085
North Carolina – 3.1%
City of Charlotte, Charlotte
Douglas International
Airport, Series 2007B
(LOC: Bank of America)
0.630%, 07/01/2037	1,790	1,790
North Carolina Capital
Facilities Finance Agency,
Salem Academy and
College Project, Series
2005 (LOC: Branch
Banking & Trust)
0.630%, 08/01/2030	5,510	5,510
The Charlotte-Mecklenburg
Hospital Authority,
Carolinas Healthcare
System, Series 2007H
(LOC: Wells Fargo Bank)
0.600%, 01/15/2045	2,100	2,100
Wake County Industrial
Facilities & Pollution
Control Financing Authority,
Wake Enterprises, Series
2009 (LOC: Branch
Banking & Trust)
0.630%, 02/01/2034	2,685	2,685
		12,085
Ohio – 5.4%
City of Blue Ash, Ursuline
Academy of Cincinnati,
Series 2008 (LOC:
PNC Bank)
0.600%, 06/01/2031	11,595	11,595
State of Ohio, Common
Schools General Obligation
Adjustable Rate Bonds,
Series 2006B
0.620%, 06/15/2026	10,000	10,000
		21,595

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
South Carolina – 1.9%
South Carolina Jobs –
Economic Development
Authority, Heathwood Hall
Episcopal School Project,
Series 2001 (LOC: Wells
Fargo Bank)
0.570%, 08/01/2029	$7,500	$7,500
Vermont – 1.9%
Vermont State Housing
Finance Agency, West Block
University of Vermont
Apartments, Winooski,
Series 2004A (LOC:
Sovereign Bank)(LOC: Bank
of New York Mellon)
0.610%, 07/01/2037	7,445	7,445
Virginia – 5.8%
Bonds of County of Arlington,
Virginia, Ballston Public
Parking Project (LOC:
PNC Bank)
0.600%, 08/01/2017	5,800	5,800
Loudoun County Industrial
Development Authority,
Howard Hughes Medical
Institute, Series 2003F
0.600%, 02/15/2038	9,820	9,820
Portsmouth Redevelopment &
Housing Authority, Phoebus
Square Apartments,
Series 2008
0.720%, 04/01/2048	7,200	7,200
		22,820
Washington – 4.0%
Washington State Housing
Finance Commission, Urban
Center Apartments Project,
Series 2012 (LOC: FHLMC)
0.620%, 07/01/2047	10,875	10,875
Washington State Housing
Finance Commission,
Willow Tree Grove
Apartments Project, Series
2011 (LOC: FHLMC)
0.620%, 02/01/2044	4,900	4,900
		15,775

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Wyoming – 0.6%
Pollution Control Revenue
Refunding Bonds,
PacifiCorp Projects,
Sweetwater County,
Wyoming, Series 1992A
(LOC: Bank of Nova Scotia)
0.640%, 12/01/2020	$2,300	$2,300
Total Municipal Debt
(Cost $307,710)		307,710

Non-Financial Company
Commercial Paper – 12.3%
University of Michigan,
Series B
0.480%, 10/03/2016	11,510	11,510
University of Minnesota,
Series B
0.490%, 10/05/2016	6,800	6,800
University of Minnesota,
Series C
0.490%, 10/05/2016	10,250	10,250
University of Texas System,
Series A
0.430%, 09/13/2016	20,350	20,350
Total Non-Financial
Company Commercial
Paper (Cost $48,910)		48,910

Other Municipal Securities – 2.0%
City of St. Francis, Minnesota
General Obligation
Temporary Sewer Revenue
Bonds, Series 2015B
1.000%, 11/01/2016	8,105	8,105
Total Other Municipal
Securities
(Cost $8,105)		8,105
Total Investments ▲- 91.9%
(Cost $364,725)		364,725
Other Assets and Liabilities,
Net – 8.1%		31,988
Total Net Assets – 100.0%		$396,713

Tax Free Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2016.

▲	On August 31, 2016, the cost of investments for federal income tax purposes was $364,725. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

INS – Insured

LOC – Letter of Credit

SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	27

Schedule of Investments	August 31, 2016, all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 39.3%
U.S. Treasury Bill Ä
0.000%, 09/01/2016	$150,000	$150,000
U.S. Treasury Notes
0.875%, 09/15/2016	50,000	50,006
0.500%, 09/30/2016	75,000	74,996
0.625%, 10/15/2016	150,000	150,017
0.375%, 10/31/2016	100,000	99,972
0.388%, 10/31/2016 r	223,000	222,930
1.000%, 10/31/2016	50,000	50,036
3.125%, 10/31/2016	50,000	50,207
0.875%, 11/30/2016	150,000	150,119
2.750%, 11/30/2016	250,000	251,311
0.875%, 12/31/2016	300,000	300,352
0.750%, 01/15/2017	50,000	50,066
0.419%, 01/31/2017 r	160,000	159,997
0.500%, 01/31/2017	50,000	49,997
0.875%, 01/31/2017	150,000	150,278
0.875%, 02/28/2017	50,000	50,086
3.250%, 03/31/2017	100,000	101,561
0.875%, 04/30/2017	150,000	150,323
0.625%, 05/31/2017	300,000	300,113
0.750%, 06/30/2017	100,000	100,128
0.412%, 07/31/2017 r	50,000	49,965
2.375%, 07/31/2017	50,000	50,806
0.503%, 10/31/2017 r	175,000	174,876
0.607%, 01/31/2018 r	430,000	430,269
0.525%, 04/30/2018 r	305,000	305,086
0.509%, 07/31/2018 r	125,000	125,028
Total U.S. Treasury Debt
(Cost $3,798,525)		3,798,525

U.S. Treasury Repurchase
Agreements – 60.7%
Bank of Montreal
0.290%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $100,001
(collateralized by U.S.
Treasury Obligations:
Total market
value $102,000)	100,000	100,000
Bank of Nova Scotia/NY
0.320%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $252,384
(collateralized by U.S.
Treasury Obligations:
Total market
value $257,387)	252,382	252,382

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
BNP Paribas Securities Corp.
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $750,006
(collateralized by U.S.
Treasury Obligations:
Total market
value $765,000)	$750,000	$750,000
Credit Agricole Corporate
& Investment Bank
0.300%, dated 08/25/2016,
matures 09/01/2016,
repurchase price $100,006
(collateralized by U.S.
Treasury Obligations:
Total market
value $102,000)	100,000	100,000
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $431,495
(collateralized by U.S.
Treasury Obligations:
Total market
value $440,048)	431,491	431,491
Federal Reserve Bank
of New York
0.250%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $2,100,015
(collateralized by U.S.
Treasury Obligations:
Total market
value $2,100,015)	2,100,000	2,100,000
Goldman Sachs & Company
0.300%, dated 08/24/2016,
matures 09/30/2016,
repurchase price $250,077
(collateralized by U.S.
Treasury Obligations:
Total market
value $255,000)	250,000	250,000
HSBC Securities (USA) Inc.
0.280%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $302,002
(collateralized by U.S.
Treasury Obligations:
Total market
value $308,043)	302,000	302,000

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE >
0.290%, dated 08/26/2016,
matures 09/02/2016,
repurchase price $100,006
(collateralized by U.S.
Treasury Obligations:
Total market
value $102,000)	$100,000	$100,000
0.280%, dated 08/30/2016,
matures 09/06/2016,
repurchase price $125,007
(collateralized by U.S.
Treasury Obligations:
Total market
value $127,501)	125,000	125,000
ING Financial Markets LLC
0.290%, dated 08/29/2016,
matures 09/06/2016,
repurchase price $200,013
(collateralized by U.S.
Treasury Obligations:
Total market
value $204,000)	200,000	200,000
Merrill Lynch, Pierce,
Fenner & Smith Inc.
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $150,001
(collateralized by U.S.
Treasury Obligations:
Total market
value $153,000)	150,000	150,000
Societe Generale/
New York Branch
0.260%, dated 08/31/2016,
matures 09/07/2016,
repurchase price $200,010
(collateralized by U.S.
Treasury Obligations:
Total market
value $204,000)	200,000	200,000
0.280%, dated 08/31/2016,
matures 09/07/2016,
repurchase price $200,011
(collateralized by U.S.
Treasury Obligations:
Total market
value $204,000)	200,000	200,000
0.260%, dated 08/31/2016,
matures 09/7/2016,
repurchase price $300,015
(collateralized by U.S.
Treasury Obligations:
Total market
value $306,000)	300,000	300,000

Treasury Obligations Fund (concl.)

DESCRIPTION	PAR	VALUE >
TD Securities USA LLC
0.310%, dated 08/31/2016,
matures 09/01/2016,
repurchase price $300,003
(collateralized by U.S.
Treasury Obligations:
Total market
value $306,000)	$300,000	$300,000
Total U.S. Treasury
Repurchase Agreements
(Cost $5,860,873)		5,860,873

Total Investments ▲ – 100.0%
(Cost $9,659,398)		9,659,398

Other Assets and Liabilities,
Net – 0.0%		4,299
Total Net Assets – 100.0%		$9,663,697

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Ä	Rate shown is effective yield as of August 31, 2016.
r	Variable rate security – The rate shown is the rate in effect as of August 31, 2016.
▲	On August 31, 2016, the cost of investments for federal income tax purposes was $9,659,398. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	29

Schedule of Investments	August 31, 2016, all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt – 99.9%
U.S. Treasury Bills
0.000%, 09/01/2016	$75,675	$75,675
0.153%, 09/08/2016	50,000	49,998
0.281%, 09/15/2016	37,706	37,701
0.227%, 09/22/2016	72,282	72,272
0.241%, 09/29/2016	15,292	15,289
0.257%, 10/06/2016	87,272	87,250
0.273%, 10/20/2016	5,483	5,481
0.277%, 10/27/2016	60,000	59,974
0.270%, 11/10/2016	88,360	88,313
0.308%, 11/25/2016	55,073	55,032
0.321%, 12/01/2016	10,985	10,976
0.427%, 02/16/2017	5,469	5,458
0.439%, 02/23/2017	20,000	19,957
U.S. Treasury Notes
0.875%, 09/15/2016	50,000	50,011
0.500%, 09/30/2016	7,551	7,551
0.625%, 10/15/2016	50,080	50,100
0.375%, 10/31/2016	57,961	57,969
0.388%, 10/31/2016 r	92,000	91,994
1.000%, 10/31/2016	21,102	21,120
4.625%, 11/15/2016	15,000	15,131
0.875%, 11/30/2016	60,400	60,473
2.750%, 11/30/2016	60,000	60,347
0.419%, 01/31/2017 r	35,000	35,004
0.500%, 01/31/2017	25,000	25,007
0.875%, 01/31/2017	10,000	10,018
0.500%, 02/28/2017	10,000	10,001
0.409%, 04/30/2017 r	30,000	30,001
0.625%, 06/30/2017	5,000	5,001
0.412%, 07/31/2017 r	27,353	27,327
0.503%, 10/31/2017 r	64,492	64,517
0.607%, 01/31/2018 r	29,081	29,130
0.525%, 04/30/2018 r	5,193	5,194

Total U.S. Treasury Debt
(Cost $1,239,272)		1,239,272

Total Investments ▲ – 99.9%
(Cost $1,239,272)		1,239,272

Other Assets and Liabilities,
Net – 0.1%		1,007

Total Net Assets – 100.0%		$1,240,279

U.S. Treasury Money Market Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Ä	Rate shown is effective yield as of August 31, 2016.
r	Variable rate security – The rate shown is the rate in effect as of August 31, 2016.
▲	On August 31, 2016, the cost of investments for federal income tax purposes was $1,239,272. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	31

Statements of Assets and Liabilities	August 31, 2016, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Retail Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, in securities, at value (note 2)	$10,756,407	$4,049,357	$1,549,769	$364,725	$3,798,525	$1,239,272
Repurchase agreements, at value (note 2)	13,885,662	1,647,086	258,379	—	5,860,873	—
Cash	15	1	1	5	8	1
Receivable for investments sold	—	—	—	32,012	—	—
Receivable for interest	7,890	616	670	196	7,468	1,369
Receivable for capital shares sold	—	1,110	—	—	—	—
Prepaid expenses and other assets	11	39	106	25	15	13
Total assets	24,649,985	5,698,209	1,808,925	396,963	9,666,889	1,240,655
LIABILITIES:
Dividends payable	2,513	719	175	43	836	45
Payable for investments purchased	49,998	—	3,000	—	—	—
Payable for capital shares redeemed	—	512	—	—	—	—
Payable for director’s fees	—	—	32	—	—	—
Payable to affiliates (note 3)	4,069	1,060	346	110	1,655	240
Payable for distribution and shareholder servicing fees	1,715	519	400	38	636	28
Accrued expenses and other liabilities	41	2	34	59	65	63
Total liabilities	58,336	2,812	3,987	250	3,192	376
Net assets	$24,591,649	$5,695,397	$1,804,938	$396,713	$9,663,697	$1,240,279
COMPOSITION OF NET ASSETS:
Portfolio capital	$24,591,851	$5,695,393	$1,804,938	$396,713	$9,663,634	$1,240,244
Undistributed (distributions in excess of) net investment income	(23)	(7)	—	—	—	—
Accumulated net realized gain (loss) on investments (note 2)	(179)	11	—	—	63	35
Net assets	$24,591,649	$5,695,397	$1,804,938	$396,713	$9,663,697	$1,240,279

32	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Government	Prime	Retail Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class A:
Net assets	$199,472	$635,688	$831,019	$42,974	$274,237	$90,779
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	199,472	635,690	831,019	42,972	274,238	90,770
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Class D:
Net assets	$4,020,897	$310,823	$—	$—	$1,970,955	$94,275
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,020,889	310,824	—	—	1,970,960	94,266
Net asset value, offering price and redemption price per share	$1.00	$1.00	$—	$—	$1.00	$1.00

Class I:
Net assets	$—	$431,632	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized)	—	431,633	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—	$—

Class T:
Net assets	$—	$—	$7	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	7	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$1.00	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	33

Statements of Assets and Liabilities	August 31, 2016, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Retail Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Class V:
Net assets	$—	$—	$10	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	10	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$1.00	$—	$—	$—

Class X:
Net assets	$678,224	$10	$—	$—	$67,258	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	678,223	10	—	—	67,258	—
Net asset value, offering price and redemption price per share	$1.00	$1.00	$—	$—	$1.00	$—

Class Y:
Net assets	$7,393,766	$1,120,546	$925,567	$289,274	$2,559,849	$612,984
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	7,393,754	1,120,550	925,567	289,259	2,559,856	612,925
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$11,097,264	$3,012,020	$48,335	$62,763	$4,125,252	$409,806
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	11,097,244	3,012,029	48,335	62,759	4,125,264	409,765
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

34	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Government	Prime	Retail Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund	Fund
Institutional Investor Class:
Net assets	$1,202,026	$184,678	$—	$1,702	$556,817	$32,435
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,202,024	184,678	—	1,702	556,819	32,432
Net asset value, offering price and redemption price per share	$1.00	$1.00	$—	$1.00	$1.00	$1.00

Reserve Class:
Net assets	$—	$—	$—	$—	$109,329	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	—	109,329	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$1.00	$—
*20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	35

Statements of Operations	For the year ended August 31, 2016, all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Retail Prime Obligations Fund*
INVESTMENT INCOME:
Interest income	$ 61,859	$ 41,549	$ 1,380
Total investment income	61,859	41,549	1,380
EXPENSES (note 3):
Investment advisory fees	19,721	10,296	224
Administration fees and expenses	26,239	14,365	353
Transfer agent fees and expenses	140	177	13
Custodian fees	986	515	11
Legal fees	52	66	8
Audit fees	49	49	43
Registration fees	22	55	7
Postage and printing fees	267	158	8
Directors’ fees	174	174	32
Other expenses	227	217	13
Distribution and shareholder servicing (12b-1) fees:
Class A	687	3,481	261
Class D	5,372	889	—
Shareholder servicing (non 12b-1) fees:
Class A	687	3,481	261
Class D	8,954	1,483	—
Class I	—	1,283	—
Class Y	15,021	8,146	284
Institutional Investor Class	1,480	261	—
Total expenses	80,078	45,096	1,518
Less: Fee waivers (note 3)	(31,797)	(14,131)	(368)
Total net expenses	48,281	30,965	1,150
Investment income – net	13,578	10,584	230
Net gain on investments	14	11	—
Net increase in net assets resulting from operations	$ 13,592	$ 10,595	$ 230
* Commenced operations on July 18, 2016.

36	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

			U.S. Treasury
	Tax Free Obligations Fund	Treasury Obligations Fund	Money Market Fund
INVESTMENT INCOME:
Interest income	$1,458	$25,537	$2,635
Total investment income	1,458	25,537	2,635
EXPENSES (note 3):
Investment advisory fees	745	8,514	1,097
Administration fees and expenses	1,032	11,435	1,488
Transfer agent fees and expenses	129	159	129
Custodian fees	37	426	55
Legal fees	53	51	48
Audit fees	49	49	49
Registration fees	36	22	14
Postage and printing fees	11	118	15
Directors’ fees	174	174	174
Other expenses	109	166	132
Distribution and shareholder servicing (12b-1) fees:
Class A	123	817	121
Class D	107	3,013	158
Reserve Class	—	542	—
Shareholder servicing (non 12b-1) fees:
Class A	123	817	121
Class D	179	5,023	264
Class Y	1,163	5,611	1,480
Institutional Investor Class	8	757	59
Reserve Class	—	271	—
Total expenses	4,078	37,965	5,404
Less: Fee waivers (note 3)	(2,772)	(16,915)	(2,986)
Total net expenses	1,306	21,050	2,418
Investment income – net	152	4,487	217
Net gain on investments	—	64	41
Net increase in net assets resulting from operations	$ 152	$ 4,551	$ 258

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	37

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2016	8/31/2015	8/31/2016	8/31/2015	8/31/2016
OPERATIONS:
Investment income – net	$13,578	$1,122	$10,584	$2,082	$230
Net realized gain on investments	14	7	11	31	—
Net increase in net assets resulting from operations	13,592	1,129	10,595	2,113	230
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(17)	(16)	(224)	(226)	(16)
Class D	(216)	(181)	(95)	(139)	—
Class I	—	—	(333)	(103)	—
Class T	—	—	—	—	—
Class V	—	—	—	—	—
Class X	(202)	—	—	—	—
Class Y	(363)	(354)	(936)	(617)	(189)
Class Z	(11,961)	(469)	(8,675)	(948)	(25)
Institutional Investor Class	(819)	(102)	(320)	(49)	—
Total distributions	(13,578)	(1,122)	(10,583)	(2,082)	(230)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	971,453	772,408	2,099,873	2,096,003	958,822
Reinvestment of distributions	3	5	202	188	5
Payments for redemptions	(1,087,636)	(715,092)	(2,953,162)	(1,883,938)	(127,808)
Increase (decrease) in net assets from Class A transactions	(116,180)	57,321	(853,087)	212,253	831,019
Class D:
Proceeds from sales	9,216,005	10,291,490	1,274,847	2,352,753	—
Reinvestment of distributions	—	—	—	—	—
Payments for redemptions	(9,380,950)	(8,778,857)	(1,816,841)	(2,213,335)	—
Increase (decrease) in net assets from Class D transactions	(164,945)	1,512,633	(541,994)	139,418	—
Class I:
Proceeds from sales	—	—	3,377,448	2,721,264	—
Reinvestment of distributions	—	—	7	3	—
Payments for redemptions	—	—	(3,615,959)	(2,669,222)	—
Increase (decrease) in net assets from Class I transactions	—	—	(238,504)	52,045	—
Class T:
Proceeds from sales	—	—	—	—	7
Reinvestment of distributions	—	—	—	—	—
Increase in net assets from Class T transactions	—	—	—	—	7

38	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Government Obligations Fund		Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	7/18/2016* through
	8/31/2016	8/31/2015	8/31/2016	8/31/2015	8/31/2016
Class V:
Proceeds from sales	—	—	—	—	10
Reinvestment of distributions	—	—	—	—	—
Increase in net assets from Class V transactions	—	—	—	—	10
Class X:
Proceeds from sales	845,113	—	10	—	—
Reinvestment of distributions	23	—	—	—	—
Payments for redemptions	(166,913)	—	—	—	—
Increase in net assets from Class X transactions	678,223	—	10	—	—
Class Y:
Proceeds from sales	23,703,061	18,092,593	27,976,657	28,638,089	1,069,180
Reinvestment of distributions	55	47	120	142	—
Payments for redemptions	(22,245,152)	(17,730,646)	(30,567,914)	(28,375,579)	(143,613)
Increase (decrease) in net assets from Class Y transactions	1,457,964	361,994	(2,591,137)	262,652	925,567
Class Z:
Proceeds from sales	72,630,041	47,613,258	38,342,284	33,395,129	55,943
Reinvestment of distributions	406	45	467	42	—
Payments for redemptions	(69,844,061)	(45,980,477)	(39,435,525)	(33,185,629)	(7,608)
Increase (decrease) in net assets from Class Z transactions	2,786,386	1,632,826	(1,092,774)	209,542	48,335
Institutional Investor Class:
Proceeds from sales	23,782,330	26,934,126	5,894,885	6,239,358	—
Reinvestment of distributions	14	—	—	—	—
Payments for redemptions	(24,097,333)	(27,073,056)	(5,961,861)	(6,207,126)	—
Increase (decrease) in net assets from Institutional
Investor Class transactions	(314,989)	(138,930)	(66,976)	32,232	—
Increase (decrease) in net assets from capital
share transactions	4,326,459	3,425,844	(5,384,462)	908,142	1,804,938
Total increase (decrease) in net assets	4,326,473	3,425,851	(5,384,450)	908,173	1,804,938
Net assets at beginning of year	20,265,176	16,839,325	11,079,847	10,171,674	—
Net assets at end of year	$24,591,649	$20,265,176	$5,695,397	$11,079,847	$1,804,938
Undistributed (distributions in excess of)
net investment income	$(23)	$(23)	$(7)	$(9)	$—
* Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	39

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2016	8/31/2015	8/31/2016	8/31/2015	8/31/2016	8/31/2015
OPERATIONS:
Investment income – net	$152	$—	$4,487	$—	$217	$—
Net realized gain (loss) on investments	—	—	64	329	41	(1)
Net increase (decrease) in net assets resulting from operations	152	—	4,551	329	258	(1)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class X	—	—	(8)	—	—	—
Class Y	(13)	—	—	—	—	—
Class Z	(136)	—	(4,192)	—	(214)	—
Institutional Investor Class	(3)	—	(287)	—	(3)	—
Reserve Class	—	—	—	—	—	—
From net realized gains on investments:
Class A	—	—	(1)	—	—	—
Class D	—	—	(6)	—	—	—
Class Y	—	—	(8)	—	—	—
Class Z	—	—	(10)	—	—	—
Institutional Investor Class	—	—	(3)	—	—	—
Reserve Class	—	—	(1)	—	—	—
Total distributions	(152)	—	(4,516)	—	(217)	—
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	156,571	97,325	589,631	745,716	2,142,622	2,111,969
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(163,287)	(150,590)	(631,023)	(785,731)	(2,090,192)	(2,120,212)
Increase (decrease) in net assets from Class A transactions	(6,716)	(53,265)	(41,392)	(40,015)	52,430	(8,243)
Class D:
Proceeds from sales	128,372	255,786	4,093,215	5,357,332	472,006	497,243
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(257,024)	(183,591)	(4,070,066)	(4,967,257)	(514,849)	(596,738)
Increase (decrease) in net assets from Class D transactions	(128,652)	72,195	23,149	390,075	(42,843)	(99,495)

40	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2016	8/31/2015	8/31/2016	8/31/2015	8/31/2016	8/31/2015
Class X:
Proceeds from sales	—	—	109,898	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(42,640)	—	—	—
Increase in net assets from Class X transactions	—	—	67,258	—	—	—
Class Y:
Proceeds from sales	905,580	844,630	8,047,984	8,860,587	1,115,221	1,455,069
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(1,076,594)	(788,091)	(7,823,403)	(8,970,375)	(1,116,391)	(1,178,848)
Increase (decrease) in net assets from Class Y transactions	(171,014)	56,539	224,581	(109,788)	(1,170)	276,221
Class Z:
Proceeds from sales	590,360	576,802	18,692,224	19,175,424	1,518,813	1,420,485
Reinvestment of distributions	—	—	852	—	—	—
Payments for redemptions	(675,744)	(562,014)	(17,223,196)	(18,859,122)	(1,418,317)	(1,375,734)
Increase (decrease) in net assets from Class Z transactions	(85,384)	14,788	1,469,880	316,302	100,496	44,751
Institutional Investor Class:
Proceeds from sales	192,511	224,062	3,701,383	3,080,704	98,533	143,366
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(200,013)	(220,448)	(4,270,701)	(2,540,016)	(148,991)	(149,726)
Increase (decrease) in net assets from Institutional
Investor Class transactions	(7,502)	3,614	(569,318)	540,688	(50,458)	(6,360)
Reserve Class:
Proceeds from sales	—	—	209,557	286,064	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(222,388)	(294,918)	—	—
Decrease in net assets from Reserve Class transactions	—	—	(12,831)	(8,854)	—	—
Increase (decrease) in net assets from capital share transactions	(399,268)	93,871	1,161,327	1,088,408	58,455	206,874
Total increase (decrease) in net assets	(399,268)	93,871	1,161,362	1,088,737	58,496	206,873
Net assets at beginning of year	795,981	702,110	8,502,335	7,413,598	1,181,783	974,910
Net assets at end of year	$396,713	$795,981	$9,663,697	$8,502,335	$1,240,279	$1,181,783
Undistributed net investment income	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	41

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value		Net Assets
	Beginning	Investment		Investment	End of		End of
	of Period	Income		Income	Period	Total Return[2]	Period (000)
Government Obligations Fund
Class A
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.01%	$199,472
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	315,649
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	258,329
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	245,783
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	247,540
Class D
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.01%	$4,020,897
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	4,185,832
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	2,673,198
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	2,821,593
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	2,703,874
Class X
2016[3]	$1.00	$0.001		$(0.001)	$1.00	0.11%	$678,224
Class Y
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.01%	$7,393,766
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	5,935,721
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	5,573,724
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	6,421,137
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	4,731,744
Class Z
2016	$1.00	$0.001		$(0.001)	$1.00	0.14%	$11,097,264
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	8,310,936
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	6,678,107
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	6,097,966
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	7,601,448
Institutional Investor Class
2016	$1.00	$0.001		$(0.001)	$1.00	0.06%	$1,202,026
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	1,517,038
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	1,655,967
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	1,616,619
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.01	1,180,183
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

42	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Government Obligations Fund
Class A
2016	0.29%	0.01%	0.80%	(0.50)%
2015	0.11	0.01	0.80	(0.68)
2014	0.09	0.01	0.80	(0.70)
2013	0.14	0.02	0.80	(0.64)
2012	0.15	0.01	0.79	(0.63)
Class D
2016	0.31%	0.01%	0.65%	(0.33)%
2015	0.11	0.01	0.66	(0.54)
2014	0.09	0.01	0.65	(0.55)
2013	0.14	0.02	0.65	(0.49)
2012	0.16	0.01	0.65	(0.48)
Class X
2016[3]	0.14%	0.28%	0.24%	0.18%
Class Y
2016	0.31%	0.01%	0.49%	(0.17)%
2015	0.11	0.01	0.50	(0.38)
2014	0.09	0.01	0.50	(0.40)
2013	0.14	0.02	0.50	(0.34)
2012	0.16	0.01	0.50	(0.33)
Class Z
2016	0.17%	0.14%	0.24%	0.07%
2015	0.11	0.01	0.25	(0.13)
2014	0.09	0.01	0.25	(0.15)
2013	0.14	0.02	0.24	(0.08)
2012	0.16	0.01	0.25	(0.08)
Institutional Investor Class
2016	0.25%	0.05%	0.34%	(0.04)%
2015	0.11	0.01	0.35	(0.23)
2014	0.09	0.01	0.35	(0.25)
2013	0.14	0.02	0.34	(0.18)
2012	0.15	0.01	0.34	(0.18)
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	43

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value		Net Assets
	Beginning	Investment		Investment	End of		End of
	of Period	Income		Income	Period	Total Return[2]	Period (000)
Prime Obligations Fund
Class A
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.02%	$635,688
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	1,488,617
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	1,276,361
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	1,285,833
2012	1.00	—		—	1.00	0.00	1,088,649
Class D
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.02%	$310,823
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	852,924
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	713,504
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	772,701
2012	1.00	—		—	1.00	0.00	862,131
Class I
2016	$1.00	$0.001		$(0.001)	$1.00	0.05%	$431,632
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	670,064
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	618,017
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	583,529
2012	1.00	—		—	1.00	0.00	1,124,114
Class X
2016[3]	$1.00	$0.001		$(0.001)	$1.00	0.14%	$10
Class Y
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.03%	$1,120,546
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	3,711,698
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	3,449,035
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	3,312,313
2012	1.00	—		—	1.00	0.00	3,130,035
Class Z
2016	$1.00	$0.002		$(0.002)	$1.00	0.21%	$3,012,020
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	4,104,706
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	3,895,152
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.03	3,951,184
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.06	4,776,543
Institutional Investor Class
2016	$1.00	$0.001		$(0.001)	$1.00	0.12%	$184,678
2015	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	251,838
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.02	219,605
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	255,762
2012	1.00	—		—	1.00	0.00	252,285
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

44	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Prime Obligations Fund
Class A
2016	0.39%	0.02%	0.80%	(0.39)%
2015	0.19	0.02	0.80	(0.59)
2014	0.17	0.02	0.80	(0.61)
2013	0.23	0.00	0.80	(0.57)
2012	0.26	0.00	0.80	(0.54)
Class D
2016	0.37%	0.02%	0.65%	(0.26)%
2015	0.19	0.02	0.65	(0.44)
2014	0.17	0.02	0.65	(0.46)
2013	0.23	0.00	0.65	(0.42)
2012	0.26	0.00	0.65	(0.39)
Class I
2016	0.35%	0.05%	0.44%	(0.04)%
2015	0.19	0.02	0.45	(0.24)
2014	0.17	0.02	0.45	(0.26)
2013	0.23	0.00	0.45	(0.22)
2012	0.26	0.00	0.45	(0.19)
Class X
2016[3]	0.14%	0.33%	0.25%	0.22%
Class Y
2016	0.37%	0.03%	0.50%	(0.10)%
2015	0.19	0.02	0.50	(0.29)
2014	0.17	0.02	0.50	(0.31)
2013	0.23	0.00	0.50	(0.27)
2012	0.26	0.00	0.50	(0.24)
Class Z
2016	0.20%	0.21%	0.25%	0.16%
2015	0.18	0.02	0.24	(0.04)
2014	0.17	0.02	0.25	(0.06)
2013	0.20	0.03	0.25	(0.02)
2012	0.20	0.06	0.25	0.01
Institutional Investor Class
2016	0.28%	0.12%	0.34%	0.06%
2015	0.19	0.02	0.35	(0.14)
2014	0.17	0.02	0.35	(0.16)
2013	0.23	0.00	0.35	(0.12)
2012	0.26	0.00	0.35	(0.09)
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value		Net Assets
	Beginning	Investment		Investment	End of		End of
	of Period	Income		Income	Period	Total Return[2]	Period (000)
Retail Prime Obligations Fund[3]
Class A
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.00%	$831,019
Class T
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.03%	$7
Class V
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.04%	$10
Class Y
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.02%	$925,567
Class Z
2016	$1.00	$0.00	[1]	$(0.001)	$1.00	0.05%	$48,335
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized, except total return.

46	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Retail Prime Obligations Fund[3]
Class A
2016	0.60%	0.02%	0.84%	(0.22)%
Class T
2016	0.39%	0.23%	0.45%	0.17%
Class V
2016	0.30%	0.33%	0.42%	0.21%
Class Y
2016	0.45%	0.17%	0.54%	0.08%
Class Z
2016	0.20%	0.41%	0.29%	0.32%
[3]	Commenced operations on July 18, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value		Net Assets
	Beginning	Investment		Investment	End of		End of
	of Period	Income		Income	Period	Total Return[2]	Period (000)
Tax Free Obligations Fund
Class A
2016	$1.00	$—		$—	$1.00	0.00%	$42,974
2015	1.00	—		—	1.00	0.00	49,660
2014	1.00	—		—	1.00	0.00	102,926
2013	1.00	—		—	1.00	0.00	58,571
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	89,213
Class Y
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.00%	$289,274
2015	1.00	—		—	1.00	0.00	460,299
2014	1.00	—		—	1.00	0.00	403,760
2013	1.00	—		—	1.00	0.00	405,287
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	386,307
Class Z
2016	$1.00	$0.001		$(0.001)	$1.00	0.09%	$62,763
2015	1.00	—		—	1.00	0.00	148,163
2014	1.00	—		—	1.00	0.00	133,374
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	90,194
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	64,071
Institutional Investor Class
2016	$1.00	$0.001		$(0.001)	$1.00	0.05%	$1,702
2015	1.00	—		—	1.00	0.00	9,204
2014	1.00	—		—	1.00	0.00	5,590
2013	1.00	—		—	1.00	0.00	5,986
2012	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	25,419
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.

48	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Tax Free Obligations Fund
Class A
2016	0.20%	0.00%	0.86%	(0.66)%
2015	0.06	0.00	0.85	(0.79)
2014	0.08	0.00	0.84	(0.76)
2013	0.15	0.00	0.85	(0.70)
2012	0.15	0.00	0.86	(0.71)
Class Y
2016	0.19%	0.00%	0.56%	(0.37)%
2015	0.06	0.00	0.55	(0.49)
2014	0.08	0.00	0.54	(0.46)
2013	0.14	0.00	0.55	(0.41)
2012	0.14	0.00	0.55	(0.41)
Class Z
2016	0.12%	0.09%	0.32%	(0.11)%
2015	0.06	0.00	0.30	(0.24)
2014	0.08	0.00	0.29	(0.21)
2013	0.14	0.00	0.30	(0.16)
2012	0.14	0.00	0.31	(0.17)
Institutional Investor Class
2016	0.14%	0.03%	0.41%	(0.24)%
2015	0.06	0.00	0.40	(0.34)
2014	0.08	0.00	0.39	(0.31)
2013	0.14	0.00	0.39	(0.25)
2012	0.14	0.00	0.40	(0.26)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Distributions	Net Asset
	Value	Net		from Net	from Net	Value		Net Assets
	Beginning	Investment		Investment	Realized Gains	End of		End of
	of Period	Income		Income	on Investments	Period	Total Return2	Period (000)
Treasury Obligations Fund
Class A
2016	$1.00	$0.000	[1]	$(0.000)[1]	$(0.000)[1]	$1.00	0.00%	$274,237
2015	1.00	—		—	—	1.00	0.00	315,631
2014	1.00	—		—	—	1.00	0.00	355,633
2013	1.00	—		—	—	1.00	0.00	401,727
2012	1.00	—		—	—	1.00	0.00	470,684
Class D
2016	$1.00	$0.000	[1]	$(0.000)[1]	$(0.000)[1]	$1.00	0.00%	$1,970,955
2015	1.00	—		—	—	1.00	0.00	1,947,705
2014	1.00	—		—	—	1.00	0.00	1,557,573
2013	1.00	—		—	—	1.00	0.00	1,895,037
2012	1.00	—		—	—	1.00	0.00	2,110,985
Class X
2016[3]	$1.00	$0.001		$(0.001)	$—	$1.00	0.10%	$67,258
Class Y
2016	$1.00	$0.000	[1]	$(0.000)[1]	$(0.000)[1]	$1.00	0.00%	$2,559,849
2015	1.00	—		—	—	1.00	0.00	2,335,205
2014	1.00	—		—	—	1.00	0.00	2,444,902
2013	1.00	—		—	—	1.00	0.00	2,736,848
2012	1.00	—		—	—	1.00	0.00	3,671,911
Class Z
2016	$1.00	$0.001		$(0.001)	$(0.000)[1]	$1.00	0.13%	$4,125,252
2015	1.00	—		—	—	1.00	0.00	2,655,440
2014	1.00	—		—	—	1.00	0.00	2,339,006
2013	1.00	0.000	[1]	(0.000)[1]	—	1.00	0.00	2,586,359
2012	1.00	—		—	—	1.00	0.00	4,183,433
Institutional Investor Class
2016	$1.00	$0.001		$(0.001)	$(0.000)[1]	$1.00	0.05%	$556,817
2015	1.00	—		—	—	1.00	0.00	1,126,241
2014	1.00	—		—	—	1.00	0.00	585,522
2013	1.00	—		—	—	1.00	0.00	610,495
2012	1.00	—		—	—	1.00	0.00	612,335
Reserve Class
2016	$1.00	$0.000	[1]	$(0.000)[1]	$(0.000)[1]	$1.00	0.00%	$109,329
2015	1.00	—		—	—	1.00	0.00	122,113
2014	1.00	—		—	—	1.00	0.00	130,962
2013	1.00	—		—	—	1.00	0.00	145,412
2012	1.00	—		—	—	1.00	0.00	178,247
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized, except total return.

50	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
Treasury Obligations Fund
Class A
2016	0.30%	0.00%	0.80%	(0.50)%
2015	0.09	0.00	0.80	(0.71)
2014	0.08	0.00	0.80	(0.72)
2013	0.13	0.00	0.79	(0.66)
2012	0.11	0.00	0.79	(0.68)
Class D
2016	0.30%	0.00%	0.64%	(0.34)%
2015	0.09	0.00	0.65	(0.56)
2014	0.08	0.00	0.65	(0.57)
2013	0.13	0.00	0.64	(0.51)
2012	0.12	0.00	0.65	(0.53)
Class X
2016[3]	0.14%	0.26%	0.25%	0.15%
Class Y
2016	0.29%	0.00%	0.49%	(0.20)%
2015	0.09	0.00	0.50	(0.41)
2014	0.08	0.00	0.50	(0.42)
2013	0.14	0.00	0.50	(0.36)
2012	0.12	0.00	0.50	(0.38)
Class Z
2016	0.17%	0.14%	0.24%	0.07%
2015	0.09	0.00	0.25	(0.16)
2014	0.08	0.00	0.25	(0.17)
2013	0.14	0.00	0.25	(0.11)
2012	0.12	0.00	0.24	(0.12)
Institutional Investor Class
2016	0.24%	0.04%	0.35%	(0.07)%
2015	0.09	0.00	0.35	(0.26)
2014	0.08	0.00	0.35	(0.27)
2013	0.13	0.00	0.35	(0.22)
2012	0.12	0.00	0.35	(0.23)
Reserve Class
2016	0.29%	0.00%	0.99%	(0.70)%
2015	0.09	0.00	1.00	(0.91)
2014	0.08	0.00	1.00	(0.92)
2013	0.13	0.00	0.99	(0.86)
2012	0.11	0.00	1.00	(0.89)
[3]	Class X commenced operations on April 5, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the periods ended August 31, unless otherwise indicated.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value		Net Assets
	Beginning	Investment		Investment	End of		End of
	of Period	Income		Income	Period	Total Return[2]	Period (000)
U.S. Treasury Money Market Fund
Class A
2016	$1.00	$—		$—	$1.00	0.00%	$90,779
2015	1.00	—		—	1.00	0.00	38,346
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	46,589
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	31,118
2012	1.00	—		—	1.00	0.00	17,741
Class D
2016	$1.00	$—		$—	$1.00	0.00%	$94,275
2015	1.00	—		—	1.00	0.00	137,129
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	236,624
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	181,120
2012	1.00	—		—	1.00	0.00	196,910
Class Y
2016	$1.00	$—		$—	$1.00	0.00%	$612,984
2015	1.00	—		—	1.00	0.00	614,128
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	337,908
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	290,125
2012	1.00	—		—	1.00	0.00	291,805
Class Z
2016	$1.00	$0.001		$(0.001)	$1.00	0.07%	$409,806
2015	1.00	—		—	1.00	0.00	309,280
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	264,529
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	163,235
2012	1.00	—		—	1.00	0.00	60,196
Institutional Investor Class
2016	$1.00	$0.000	[1]	$(0.000)[1]	$1.00	0.01%	$32,435
2015	1.00	—		—	1.00	0.00	82,900
2014	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	89,260
2013	1.00	0.000	[1]	(0.000)[1]	1.00	0.00	36,993
2012	1.00	—		—	1.00	0.00	18,603
[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.

52	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

	Ratio of	Ratio of Net	Ratio of	Ratio of Net Investment
	Expenses to	Investment	Expenses to	Income (Loss) to
	Average	Income to	Average Net Assets	Average Net Assets
	Net Assets	Average Net Assets	(Excluding Waivers)	(Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2016	0.26%	0.00%	0.84%	(0.58)%
2015	0.05	0.00	0.84	(0.79)
2014	0.05	0.00	0.84	(0.79)
2013	0.07	0.00	0.84	(0.77)
2012	0.05	0.00	0.86	(0.81)
Class D
2016	0.23%	0.00%	0.69%	(0.46)%
2015	0.05	0.00	0.69	(0.64)
2014	0.05	0.00	0.69	(0.64)
2013	0.08	0.00	0.70	(0.62)
2012	0.06	0.00	0.71	(0.65)
Class Y
2016	0.24%	0.00%	0.54%	(0.30)%
2015	0.05	0.00	0.54	(0.49)
2014	0.05	0.00	0.54	(0.49)
2013	0.08	0.00	0.55	(0.47)
2012	0.05	0.00	0.56	(0.51)
Class Z
2016	0.17%	0.07%	0.28%	(0.04)%
2015	0.05	0.00	0.29	(0.24)
2014	0.05	0.00	0.29	(0.24)
2013	0.07	0.00	0.29	(0.22)
2012	0.05	0.00	0.31	(0.26)
Institutional Investor Class
2016	0.21%	0.01%	0.39%	(0.17)%
2015	0.05	0.00	0.39	(0.34)
2014	0.05	0.00	0.38	(0.33)
2013	0.07	0.00	0.39	(0.32)
2012	0.05	0.00	0.40	(0.35)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	53

Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

1 >	Organization

Government Obligations Fund, Prime Obligations Fund, Retail Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (USBAM) is the investment advisor to each of the funds (the “advisor”), and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

FAF offers Class A, Class D, Class I, Class T, Class V, Class X, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. None of the share classes are subject to sales charges. Class I shares are offered by Prime Obligations Fund only. Class T and Class V shares are offered by Retail Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only. As of April 5, 2016, FAF offers Class X shares for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

As previously announced on May 3, 2016, effective October 14, 2016, Class I shares of Prime Obligations Fund were renamed Class T shares, Reserve Class shares of Treasury Obligations Fund were renamed Class G shares, and Institutional Investor Class shares of the funds were renamed Class V shares.

On July 18, 2016, a new mutual fund, First American Retail Prime Obligations Fund commenced operations.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services, which are compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund

54	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2016, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	55

Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

As of August 31, 2016, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Government Agency Debt	$—	$10,356,187	$—	$10,356,187
U.S. Treasury Repurchase Agreements	—	11,015,662	—	11,015,662
U.S. Government Agency Repurchase Agreements	—	2,870,000	—	2,870,000
U.S. Treasury Debt	—	400,220	—	400,220
Total Investments	$—	$24,642,069	$—	$24,642,069
Prime Obligations Fund
Certificates of Deposit	$—	$1,150,002	$—	$1,150,002
Non-Negotiable Time Deposits	—	882,659	—	882,659
Variable Rate Demand Notes	—	871,410	—	871,410
U.S. Treasury Repurchase Agreements	—	677,086	—	677,086
Other Repurchase Agreements	—	520,000	—	520,000
Non-Financial Company Commercial Paper	—	451,410	—	451,410
U.S. Government Agency Repurchase Agreements	—	450,000	—	450,000
Asset Backed Commercial Paper	—	343,855	—	343,855
Financial Company Commercial Paper	—	330,021	—	330,021
Other Note	—	20,000	—	20,000
Total Investments	$—	$5,696,443	$—	$5,696,443
Retail Prime Obligations Fund
Certificates of Deposit	$—	$515,012	$—	$515,012
Variable Rate Demand Notes	—	378,280	—	378,280
Financial Company Commercial Paper	—	233,959	—	233,959
Asset Backed Commercial Paper	—	211,120	—	211,120
U.S. Treasury Repurchase Agreements	—	173,379	—	173,379
Non-Negotiable Time Deposits	—	140,000	—	140,000
Other Repurchase Agreements	—	85,000	—	85,000
Non-Financial Company Commercial Paper	—	49,983	—	49,983
Other Instruments	—	21,415	—	21,415
Total Investments	$—	$1,808,148	$—	$1,808,148
Tax Free Obligations Fund
Municipal Debt	$—	$307,710	$—	$307,710
Non-Financial Company Commercial Paper	—	48,910	—	48,910
Other Municipal Securities	—	8,105	—	8,105
Total Investments	$—	$364,725	$—	$364,725
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$5,860,873	$—	$5,860,873
U.S. Treasury Debt	—	3,798,525	—	3,798,525
Total Investments	$—	$9,659,398	$—	$9,659,398
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$1,239,272	$—	$1,239,272
Total Investments	$—	$1,239,272	$—	$1,239,272

Refer to each fund’s Schedule of Investments for further security classification.

56	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

During the fiscal year ended August 31, 2016, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and for the fiscal year ended August 31, 2016, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of August 31, 2016, Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $145,000 or 2.5% of total net assets and $30,000 or 1.7% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2016, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. On the Statements of Assets and Liabilities the following amount was reclassified in the Prime Obligations Fund: distributions in excess of net investment income was increased by $1 and accumulated net realized gain on investments was decreased by $1.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund. The distributions paid during fiscal years ended August 31, 2016 and August 31, 2015 (adjusted by dividends payable as of August 31, 2016 and August 31, 2015, respectively) were as follows:

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	57

Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

	August 31, 2016
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$11,166	$—	$—	$11,166
Prime Obligations Fund	10,147	—	—	10,147
Retail Prime Obligations Fund	55	—	—	55
Tax Free Obligations Fund	—	109	—	109
Treasury Obligations Fund	3,660	—	20	3,680
U.S. Treasury Money Market Fund	172	—	—	172

	August 31, 2015
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,109	$—	$—	$1,109
Prime Obligations Fund	1,938	—	—	1,938

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2016.

As of August 31, 2016 the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$2,490	$—	$—	$(179)	$—	$2,311
Prime Obligations Fund	723	—	—	—	—	723
Retail Prime Obligations Fund	175	—	—	—	—	175
Tax Free Obligations Fund	—	43	—	—	—	43
Treasury Obligations Fund	899	—	—	—	—	899
U.S. Treasury Money Market Fund	50	—	30	—	—	80

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2016.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the following fund had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2019	Indefinite	Total
Government Obligations Fund	$(179)	$—	$(179)

58	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

During the fiscal year ended August 31, 2016, Government Obligations Fund and U.S. Treasury Money Market Fund utilized $14 and $5, respectively, of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreements (and other short-term investments) on a joint basis with other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$13,885,662	$—	$13,885,662	$—	$(13,885,662)	$—
Prime Obligations Fund	1,647,086	—	1,647,086	—	(1,647,086)	—
Retail Prime Obligations Fund	258,379	—	258,379	—	(258,379)	—
Treasury Obligations Fund	5,860,873	—	5,860,873	—	(5,860,873)	—
	$21,652,000	$—	$21,652,000	$—	$(21,652,000)	$—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

The table below shows the remaining contractual maturity of the repurchase agreements.

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Total
Government Obligations Fund Repurchase Agreements
U.S. Government Agency	$2,870,000	$—	$—	$2,870,000
U.S. Treasury	7,740,662	3,275,000	—	11,015,662
Total Borrowings	$10,610,662	$3,275,000	$—	$13,885,662
Prime Obligations Fund Repurchase Agreements
U.S. Government Agency	$450,000	$—	$—	$450,000
U.S. Treasury	677,086	—	—	677,086
Other	375,000	—	145,000	520,000
Total Borrowings	$1,502,086	$—	$145,000	$1,647,086
Retail Prime Obligations Fund Repurchase Agreements
U.S. Treasury	$173,379	$—	$—	$173,379
Other	55,000	—	30,000	85,000
Total Borrowings	$228,379	$—	$30,000	$258,379
Treasury Obligations Fund Repurchase Agreements
U.S. Treasury	$4,485,873	$1,375,000	$—	$5,860,873
Total Borrowings	$4,485,873	$1,375,000	$—	$5,860,873

SECURITIES LENDING – In order to generate additional income, each of the funds, other than U.S. Treasury Money Market Fund, may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund, Retail Prime Obligations Fund and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2016, the funds had no securities on loan. In addition, the funds did not participate in securities lending during the year.

U.S. Bank, the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2016, no fees were paid to U.S. Bank for serving as the securities lending agent.

60     FIRST AMERICAN FUNDS      2016 ANNUAL REPORT

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2016.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2016 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

RECENT ACCOUNTING PRONOUNCEMENT – In August 2014, the FASB issued Accounting Standard Update (“ASU”) 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the funds’ ability to continue as a going concern, even if the fund’s liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management is required to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the funds will be unable to meet their obligations as they became due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016; however, early adoption is permitted. Management does not believe the update will have a material impact on the funds’ financial statements; however, it may require additional disclosures in the financial statements.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008, for Treasury Obligations Fund and December 22, 2008, for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund.

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Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

Effective February 1, 2011, for Class Z shares of Government Obligations Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%. Effective June 1, 2011, for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, did not exceed 0.20%.

Effective October 30, 2015, the advisor contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	I	T	V	X*	Y	Z	Institutional Investor	Reserve
Government Obligations Fund	0.75%	0.60%	N/A	N/A	N/A	0.14%	0.45%	0.20%[1]	0.30%	N/A
Prime Obligations Fund	0.75%	0.60%	0.40%	N/A	N/A	0.14%	0.45%	0.20%	0.30%	N/A
Retail Prime Obligations Fund**	0.75%	N/A	N/A	0.40%	0.30%	N/A	0.45%	0.20%	N/A	N/A
Tax Free Obligations Fund	0.75%	0.60%	N/A	N/A	N/A	N/A	0.45%	0.20%	0.30%	N/A
Treasury Obligations Fund	0.75%	0.60%	N/A	N/A	N/A	0.14%	0.45%	0.20%	0.30%	0.94%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	N/A	N/A	N/A	0.45%	0.20%	0.30%	N/A
[1]	Effective April 1, 2016, for Class Z share of Government Obligations Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after April 1, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	Effective April 5, 2016, for Class X shares of Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses through April 5, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after April 5, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

**	Effective July 18, 2016, for Class A shares, Class T shares, Class V shares, Class Y shares, and Class Z shares of Retail Prime Obligations Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.75%, 0.40%, 0.30%, 0.45%, and 0.20%, respectively. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

These contractual waivers and reimbursements will remain in effect through October 31, 2017 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed investment advisory fees of $512, $20, and $172 for Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2016.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and

62     FIRST AMERICAN FUNDS     2016 ANNUAL REPORT

accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $9,415, $3,217, $113, $714, $4,196 and $688 for Government Obligations Fund, Prime Obligations Fund, Retail Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2016.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2016, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $6,059, $4,370, $243, $230, $4,372 and $279 for Government Obligations Fund, Prime Obliga-

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Notes to Financial Statements	August 31, 2016, all dollars and shares are rounded to thousands (000)

tions Fund, Retail Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2016.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2016.

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class T, Class V, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I and Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V and Institutional Investor Class shares. In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding fund classes expense limitations, USBAM voluntarily waived or reimbursed shareholder servicing fees of $16,323, $6,544, $12, $1,316, $8,327 and $1,847 for Government Obligations Fund, Prime Obligations Fund, Retail Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2016.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2016 after waivers:

Fund	Amount
Government Obligations Fund	$9,819
Prime Obligations Fund	8,110
Retail Prime Obligations Fund	533
Tax Free Obligations Fund	157
Treasury Obligations Fund	4,152
U.S. Treasury Money Market Fund	77

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 > Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At August 31, 2016, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	72.7%
Commercial Paper & Put Bonds	13.4
Daily Variable Rate Notes & Bonds	11.7
Other Municipal Notes & Bonds	2.2
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31,

64     FIRST AMERICAN FUNDS     2016 ANNUAL REPORT

2016, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	89.4%
General Obligations	10.6
100.0%

5 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 > Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds (the “money market fund reform rules”). The majority of these amendments, except for certain disclosure enhancements, take effect in October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value (“NAV”). Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny rounding in an effort to maintain a stable share price.

On February 22, 2016, USBAM announced its intention to designate First American Tax Free Obligations Fund as a retail fund, open only to eligible retail investors (“natural persons”). On July 11, 2016, First American Tax Free Obligations Fund announced that it will be named the First American Retail Tax Free Obligations Fund as of October 14, 2016 and will continue to seek to maintain a stable $1.00 per share NAV. Beginning October 14, 2016, it will also be subject to the possibility of liquidity fees and redemption gates, as required by the money market fund reform rules.

On July 11, 2016, the First American Prime Obligations Fund (“current fund”) announced that it would be renamed the First American Institutional Prime Obligations Fund as of October 14, 2016, will be subject to the possibility of liquidity fees and redemption gates and will transact at a floating NAV which will be calculated out to four decimal places, as required by the money market fund reform rules.

On July 18, 2016, USBAM launched a new money market mutual fund, First American Retail Prime Obligations Fund (“new fund”). The new fund is open to natural persons and will seek to maintain a stable $1.00 per share NAV. Beginning October 14, 2016, the new fund will be subject to the possibility of liquidity fees and redemption gates, as required by the money market fund reform rules.

As previously announced on March 30, 2015, USBAM intends to manage the Government Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund to cause them to qualify as “government money market funds” under the money market fund reform rules and to enable them to continue to seek to maintain stable NAVS per share of one dollar. Under the money market fund reform rules, government money market funds are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds, and the board of directors has determined not to impose such fees and gates on these funds.

FIRST AMERICAN FUNDS     2016 ANNUAL REPORT     65

Notice to Shareholders	August 31, 2016 (unaudited))

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2017 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2016, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Tax Free Obligations Fund	—	—	100.0	100.0
Treasury Obligations Fund	0.55	99.45	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Tax Free Obligations Fund	—
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Prime Obligations Fund	1.00
Retail Prime Obligations Fund	—
Tax Free Obligations Fund	—
Treasury Obligations Fund	0.22
U.S. Treasury Money Market Fund	—

66     FIRST AMERICAN FUNDS      2016 ANNUAL REPORT

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-Q HOLDING INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT FOR RETAIL PRIME OBLIGATIONS FUND

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines initially and annually thereafter whether to renew the Funds’ investment advisory agreement with USBAM.

At a meeting on June 8, 2016, the Board considered information relating to the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”). In addition to considering the annual renewal of the Agreement with respect to the Funds, the Board considered the annual renewal of the Agreement with respect to the new Retail Prime Obligations Fund (the “Retail Prime Fund”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board approved the Agreement through June 30, 2017.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to the Retail Prime Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to be provided to the Retail Prime Fund, (2) the investment performance of the current Prime Obligations Fund, (3) the comparative expense information, including an analysis of USBAM’s anticipated cost of providing services to the Retail Prime Fund, (4) whether economies of scale may be realized as the Retail Prime Fund grows, and (5) other benefits that may accrue to USBAM through its proposed relationship with the Retail Prime Fund. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to the Retail Prime Fund.

FIRST AMERICAN FUNDS     2016 ANNUAL REPORT     67

Notice to Shareholders	August 31, 2016 (unaudited)

Before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement with respect to the Retail Prime Fund. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of the Retail Prime Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services to be provided by USBAM to the Retail Prime Fund. The Board reviewed USBAM’s key personnel who will provide investment management services to the Retail Prime Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for the Retail Prime Fund within the framework of its investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to the Retail Prime Fund will include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Retail Prime Fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations that will provide services to the Retail Prime Fund, including the Retail Prime Fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services to be provided by USBAM to the Retail Prime Fund under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Retail Prime Fund’s Chief Compliance Officer. Based on the foregoing, the Board concluded that the Retail Prime Fund is likely to benefit from the nature, quality and extent of the services to be provided by USBAM under the Agreement.

Investment Performance of the Fund

The Board noted that Retail Prime Fund does not have its own operating history. However, because the Retail Prime Fund will have identical investment objectives, risks and strategies to the current Prime Obligations Fund, the Board considered the performance of the current Prime Obligations Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three-and five-year periods ended February 29, 2016.

The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board noted that the current Prime Obligations Fund’s performance was equal to its performance universe median over the three- and five-year periods on a net-of-expenses basis and that it outperformed its performance universe median by one basis point over the one- year period on a net-of-expenses basis. The Board considered that the current Prime Obligations Fund’s performance was equal to its performance universe median over the five-year period, and was above its performance universe median over the one- and three-year periods by eight basis points and one basis point, respectively, on a gross-of-expenses basis. In light of the current Prime Obligations Fund’s competitive performance, the Board concluded that it would be in the best interest of the Retail Prime Fund and its shareholders for the Board to approve the Agreement.

68     FIRST AMERICAN FUNDS     2016 ANNUAL REPORT

Costs of Services to be Provided by USBAM

The Board reviewed USBAM’s anticipated costs in serving as the Retail Prime Fund’s investment manager, including the costs associated with the personnel and systems necessary to manage the Retail Prime Fund.

Using information provided by an independent data service, the Board also evaluated the Retail Prime Fund’s proposed advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy to the current Prime Obligations Fund. The Board also evaluated the Retail Prime Fund’s anticipated total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent the Retail Prime Fund’s yield on any share class from falling below 0.00%.

The Board noted that the information provided by an independent data service reflected that the advisory fee after waivers and the contractual advisory fee of the current Prime Obligations Fund is equal to its expense group median. The Board also noted that the net total expense ratio of the current Prime Obligations Fund is lower than its peer group median. Based on the foregoing, the Board concluded that it was in the best interest of the Retail Prime Fund and its shareholders to approve the Agreement.

Anticipated Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which the Retail Prime Fund’s investment advisory fee may provide economies of scale for the benefit of shareholders. The Board considered that, although it is not proposed that the Retail Prime Fund have advisory fee breakpoints, USBAM has committed to waive advisory fees to the extent necessary to prevent the Retail Prime Fund’s yield on any share class from falling below 0.00% and to keep the Retail Prime Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of the peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Retail Prime Fund expenses competitive, the Board concluded that it was in the best interest of the Retail Prime Fund and its shareholders to approve the Agreement.

Other Benefits to USBAM

In evaluating the benefits that may accrue to USBAM through its relationship with the Retail Prime Fund, the Board noted that USBAM and certain of its affiliates will serve the Retail Prime Fund in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for the Retail Prime Fund, as securities lending agent, and receive compensation from the Retail Prime Fund in connection with providing services to the Retail Prime Fund. The Board considered that each service to be provided to the Retail Prime Fund by USBAM or one of its affiliates is pursuant to a written agreement, which the Board approves initially and evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the best interest of the Retail Prime Fund and its shareholders.

FIRST AMERICAN FUNDS     2016 ANNUAL REPORT     69

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT FOR OTHER MONEY MARKET FUNDS

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM.

At a meeting on June 8, 2016, the Board considered information relating to the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board approved the Agreement through June 30, 2017.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

70     FIRST AMERICAN FUNDS      2016 ANNUAL REPORT

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 29, 2016.

GOVERNMENT OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board noted that the Fund outperformed its performance universe median for the one-, three- and five-year periods on a gross-of-expenses basis. The Board also considered that the Fund’s performance was equal to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. In light of the Fund’s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

PRIME OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board noted that the Fund’s performance was equal to its performance universe median over the three- and five-year periods on a net-of-expenses basis and that it outperformed its performance universe median by one basis point over the one- year period on a net-of-expenses basis. The Board considered that the Fund’s performance was equal to its performance universe median over the five-year period, and was above its performance universe median over the one- and three-year periods by eight basis points and one basis point, respectively, on a gross-of-expenses basis. In light of the Fund’s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board considered that the Fund outperformed its performance universe median by nine, three and two basis points over the one-, three- and five-year periods, respectively, on a gross-of-expenses basis. The Board also considered that the Fund’s performance was equal to its performance universe median for the three-year period on a net-of-expenses basis, although it underperformed its performance universe median by one basis point over the one- and five-year periods on a net-of-expenses basis. In light of the Fund’s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TAX FREE OBLIGATIONS FUND. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund underperformed the performance universe median for all periods, although the Fund underperformed by two basis points for the one-year period, and by one basis point for the three- and five-year periods on a net-of-expenses basis. The Board considered USBAM’s assertion that the Fund’s underperformance is attributable to the Fund’s high quality compared to its peers and the entirely tax-free nature of its income. The Board also considered that the Fund has historically been more conservatively positioned with a more limited approved list relative to its peers. The Board noted that the Fund is rated AAA by S&P, which is the case with very few of its peers. The Board also noted that, as a result, the Fund is prohibited from buying unrated securities, which further limits the universe of potential investments as compared to the Fund’s peers. In addition, the Board considered USBAM’s assertion

FIRST AMERICAN FUNDS     2016 ANNUAL REPORT     71

that, although the Fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the Fund does not invest in these securities, which is not the case for all funds in the performance universe. In light of the Fund’s AAA rating, the entirely tax-free nature of its investments and its competitive performance compared to the performance universe on a net-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The Board considered that the Fund outperformed its performance universe for the one-year period, was equal to its performance universe for the three-year period, and underperformed its performance universe median for the five-year time period on a gross-of-expenses basis. The Board considered that, on a net-of-expenses basis, the Fund’s performance was equal to its performance universe median for the three-year period and it underperformed its performance universe median for the one- and five-year periods by only one basis point. The Board considered USBAM’s assertion that, unlike many funds in its performance universe, the Fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In light of the Fund’s competitive performance on a net-of-expenses basis as compared to its performance universe, and taking into account its investment mandate prohibiting investments in repurchase agreements, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

The Board noted that the information provided by an independent data service reflected that the advisory fee after waivers for Government Obligations Fund and Treasury Obligations Fund is higher than its respective expense group median. It noted that for each of the other Funds, the advisory fee after waivers is equal to its expense group median. The Board took into account that the contractual advisory fee of each Fund (except for Prime Obligations Fund) is lower than its expense group median, and that Prime Obligations Fund’s contractual advisory fee is equal to its expense group

72     FIRST AMERICAN FUNDS      2016 ANNUAL REPORT

median. The Board also noted that the net total expense ratio of Prime Obligations Fund and Tax Free Obligations Fund is lower than its peer group median, the net total expense ratio of U.S. Treasury Money Market Fund is equal to its peer group median, and the net total expense ratio of Government Obligations Fund and Treasury Obligations Fund is slightly higher than its peer group median. Based on the foregoing, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the best interest of the respective Fund and its shareholders.

FIRST AMERICAN FUNDS     2016 ANNUAL REPORT     73

Notice to Shareholders     August 31, 2016 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†

David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex; 2 registered investment companies, including 8 portfolios	None
Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources and The California Academy of Sciences.	First American Funds Complex; 2 registered investment companies, including 8 portfolios	Director, Booz Allen Hamilton Holding Corporation (manage ment and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member	First American Funds Complex: 2 registered investment companies, including 8 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)

74	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Independent Directors (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd	First American Funds Complex: 2 registered investment companies, including 8 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Cliffs Natural Resources, Inc. (a producer of iron ore pellets); non-profit board member since 2005	First American Funds Complex: 2 registered investment companies, including 8 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: 2 registered investment companies, including 8 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS 2016 ANNUAL REPORT	75

Notice to Shareholders     August 31, 2016 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.

76	FIRST AMERICAN FUNDS 2016 ANNUAL REPORT

Officers (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*     Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

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Board of Directors     First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

David Baumgardner

Director of First American Funds, Inc.

Chief Financial Officer of Smyth Companies, LLC

Mark Gaumond

Director of First American Funds, Inc.

Director of Fishers Island Development Corporation
Director of Walsh Park Benevolent Corporation

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

Richard Riederer

Director of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
800 Nicollet Mall	Milwaukee, Wisconsin 53212	155 North Wacker Drive
Minneapolis, Minnesota 55402		Chicago, Illinois 60606
DISTRIBUTOR
ADMINISTRATOR	Quasar Distributors, LLC	COUNSEL
U.S. Bancorp Asset	615 East Michigan Street	Ropes & Gray LLP
Management, Inc.	Milwaukee, Wisconsin 53202	191 North Wacker Drive
800 Nicollet Mall		Chicago, Illinois 60606
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0082-16 10/2016 AR MONEY

 Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Leonard W. Kedrowski and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $268,150 in the fiscal year ended August 31, 2016 and $216,850 in the fiscal year ended August 31, 2015, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $6,600 in the fiscal year ended August 31, 2016 and $1,300 in the fiscal year ended August 31, 2015, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $28,675 in the fiscal year ended August 31, 2016 and $21,550 in the fiscal year ended August 31, 2015, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2016 and August 31, 2015.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $870,500 in the fiscal year ended August 31, 2016 and $731,500 in the fiscal year ended August 31, 2015.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 14, 2016

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: October 14, 2016